UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08189
J.P. Morgan Fleming Mutual Fund Group, Inc.
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)
Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class A Shares/Ticker: JAMCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class A Shares)	$120	1.14%
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class A Shares, without a sales charge, returned 10.75% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class A Shares)	April 30, 2001	4.95%	6.61%	6.64%
JPMorgan Mid Cap Value Fund (Class A Shares) - excluding sales charge		10.75	7.77	7.21
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Mid Cap Value Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JAMCX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class C Shares/Ticker: JCMVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class C Shares)	$172	1.64%
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class C Shares, without a sales charge, returned 10.20% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class C Shares)	April 30, 2001	9.20%	7.23%	6.78%
JPMorgan Mid Cap Value Fund (Class C Shares) - excluding sales charge		10.20	7.23	6.78
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Mid Cap Value Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JCMVX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class I Shares/Ticker: JMVSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class I Shares)	$94	0.89%
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class I Shares returned 11.06% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class I Shares)	October 31, 2001	11.06%	8.04%	7.48%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Value Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMVSX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class L Shares/Ticker: FLMVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class L Shares)	$79	0.75%
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class L Shares returned 11.19% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class L Shares)	November 13, 1997	11.19%	8.24%	7.71%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
FLMVX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class R2 Shares/Ticker: JMVZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R2 Shares)	$147	1.40%
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class R2 Shares returned 10.48% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R2 Shares)	November 3, 2008	10.48%	7.49%	6.94%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Mid Cap Value Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMVZX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class R3 Shares/Ticker: JMVPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R3 Shares)	$121	1.15%
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class R3 Shares returned 10.77% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R3 Shares)	September 9, 2016	10.77%	7.77%	7.21%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 prior to its inception dates are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Mid Cap Value Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMVPX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class R4 Shares/Ticker: JMVQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R4 Shares)	$95	0.90%
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class R4 Shares returned 11.02% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R4 Shares)	September 9, 2016	11.02%	8.03%	7.47%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for the Class R4 prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Mid Cap Value Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMVQX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class R5 Shares/Ticker: JMVRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R5 Shares)	$79	0.75%
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class R5 Shares returned 11.19% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R5 Shares)	September 9, 2016	11.19%	8.20%	7.66%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for the Class R5 prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been similar to those shown because Class R5 Shares have similar expenses to Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Mid Cap Value Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMVRX-624
ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Mid Cap Value Fund

Class R6 Shares/Ticker: JMVYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R6 Shares)	$69	0.65%
How did the Fund Perform?
The JPMorgan Mid Cap Value Fund’s Class R6 Shares returned 11.30% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell Midcap Value Index returned 11.98% for the year ended June 30, 2024.
  The Fund’s security selection in the utilities and industrials sectors detracted from performance.
  Underweight allocations to Constellation Energy and Coinbase detracted from performance.
  The Fund’s security selection in the information technology and materials sectors contributed to performance.
  Overweight allocations to GoDaddy and Ameriprise Financial contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R6 Shares)	September 9, 2016	11.30%	8.31%	7.74%
Russell 3000 Index		23.13	14.14	12.15
Russell Midcap Value Index		11.98	8.49	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for the Class R6 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses to Class L Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Mid Cap Value Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$12,892,939
Total number of portfolio holdings	106
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$78,137
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JMVYX-624

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2024 – $36,796

2023 – $33,686

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2024 – $5,824

2023 – $5,494

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2024 – $11,106

2023 – $10,459

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2024 and 2023, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2024 – Not applicable

2023 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2024 – 0.0%

2023 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2023 – $34.9 million 2022 – $31.6 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Report
J.P. Morgan Mid Cap/Multi-Cap Funds
June 30, 2024
JPMorgan Growth Advantage Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Automobiles — 0.8%
Tesla, Inc. *	859	170,028
Beverages — 0.7%
Constellation Brands, Inc., Class A	532	136,821
Biotechnology — 3.4%
Alnylam Pharmaceuticals, Inc. *	405	98,323
Natera, Inc. *	1,880	203,557
Regeneron Pharmaceuticals, Inc. *	375	394,690
		696,570
Broadline Retail — 6.2%
Amazon.com, Inc. *	6,541	1,264,012
Building Products — 1.5%
Trane Technologies plc	938	308,472
Capital Markets — 4.3%
Blackstone, Inc.	1,581	195,751
Interactive Brokers Group, Inc., Class A	1,327	162,676
KKR & Co., Inc.	1,509	158,805
Moody's Corp.	467	196,733
Morgan Stanley	1,596	155,111
		869,076
Commercial Services & Supplies — 0.8%
Copart, Inc. *	2,990	161,945
Communications Equipment — 0.7%
Arista Networks, Inc. *	432	151,262
Construction & Engineering — 1.0%
Quanta Services, Inc.	831	211,188
Distributors — 0.2%
Pool Corp.	162	49,935
Electrical Equipment — 2.0%
AMETEK, Inc.	1,010	168,339
Hubbell, Inc.	316	115,668
Vertiv Holdings Co., Class A	1,313	113,677
		397,684
Energy Equipment & Services — 1.1%
TechnipFMC plc (United Kingdom)	8,156	213,291
Entertainment — 2.0%
Netflix, Inc. *	410	276,636
Take-Two Interactive Software, Inc. *	879	136,683
		413,319
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — 2.4%
Mastercard, Inc., Class A	1,098	484,345
Ground Transportation — 2.0%
Saia, Inc. *	289	137,325
Uber Technologies, Inc. *	3,592	261,054
		398,379
Health Care Equipment & Supplies — 1.9%
Cooper Cos., Inc. (The)	1,397	121,950
Intuitive Surgical, Inc. *	614	273,347
		395,297
Health Care Providers & Services — 1.2%
McKesson Corp.	202	117,808
UnitedHealth Group, Inc.	231	117,631
		235,439
Hotels, Restaurants & Leisure — 3.0%
Booking Holdings, Inc.	63	248,247
Domino's Pizza, Inc.	184	95,209
DoorDash, Inc., Class A *	1,318	143,435
Hilton Worldwide Holdings, Inc.	539	117,535
		604,426
Household Durables — 0.7%
Garmin Ltd.	854	139,128
Insurance — 1.0%
Progressive Corp. (The)	948	196,826
Interactive Media & Services — 10.2%
Alphabet, Inc., Class C	5,404	991,258
Meta Platforms, Inc., Class A	2,152	1,084,948
		2,076,206
IT Services — 0.8%
MongoDB, Inc. *	274	68,540
Snowflake, Inc., Class A *	662	89,431
		157,971
Life Sciences Tools & Services — 1.2%
Mettler-Toledo International, Inc. *	37	52,097
Thermo Fisher Scientific, Inc.	363	200,541
		252,638
Machinery — 1.6%
Ingersoll Rand, Inc.	1,976	179,532
ITT, Inc.	1,074	138,751
		318,283
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	1

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 1.0%
Trade Desk, Inc. (The), Class A *	2,184	213,283
Oil, Gas & Consumable Fuels — 0.7%
EOG Resources, Inc.	1,054	132,645
Personal Care Products — 0.8%
elf Beauty, Inc. *	733	154,426
Pharmaceuticals — 3.4%
Eli Lilly & Co.	681	617,177
Royalty Pharma plc, Class A	2,492	65,706
		682,883
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	977	150,353
Semiconductors & Semiconductor Equipment — 17.5%
Advanced Micro Devices, Inc. *	1,194	193,615
Broadcom, Inc.	399	640,308
Entegris, Inc.	1,290	174,707
Lam Research Corp.	272	290,044
NVIDIA Corp.	16,027	1,979,958
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	597	103,696
Teradyne, Inc.	1,128	167,344
		3,549,672
Software — 16.7%
Confluent, Inc., Class A *	3,338	98,570
Coreweave, Inc. ‡ * (a)	49	37,955
Crowdstrike Holdings, Inc., Class A *	518	198,515
HubSpot, Inc. *	266	156,815
Intuit, Inc.	488	320,486
Microsoft Corp.	4,442	1,985,406
Oracle Corp.	1,145	161,755
Palo Alto Networks, Inc. *	736	249,573
Synopsys, Inc. *	295	175,413
		3,384,488
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — 1.8%
Lowe's Cos., Inc.	423	93,168
TJX Cos., Inc. (The)	2,419	266,352
		359,520
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	5,735	1,207,842
Trading Companies & Distributors — 0.3%
Air Lease Corp.	1,348	64,062
Total Common Stocks (Cost $8,980,978)		20,201,715
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $195,813)	195,789	195,828
Total Investments — 100.5% (Cost $9,176,791)		20,397,543
Liabilities in Excess of Other Assets — (0.5)%		(100,022)
NET ASSETS — 100.0%		20,297,521

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Restricted security. See Note 2.B.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.2%
Aerospace & Defense — 0.6%
HEICO Corp., Class A	149	26,471
Automobiles — 0.1%
Thor Industries, Inc. (a)	63	5,917
Banks — 4.9%
Fifth Third Bancorp	1,071	39,073
First Citizens BancShares, Inc., Class A	23	39,186
Huntington Bancshares, Inc.	3,077	40,547
M&T Bank Corp.	316	47,815
NU Holdings Ltd., Class A (Brazil) *	879	11,336
Regions Financial Corp.	2,093	41,940
		219,897
Beverages — 1.5%
Celsius Holdings, Inc. *	137	7,805
Constellation Brands, Inc., Class A	142	36,590
Keurig Dr Pepper, Inc.	741	24,762
		69,157
Biotechnology — 2.2%
Alnylam Pharmaceuticals, Inc. *	79	19,069
Amicus Therapeutics, Inc. *	429	4,251
Apellis Pharmaceuticals, Inc. *	147	5,642
Exact Sciences Corp. *	221	9,344
Exelixis, Inc. *	374	8,404
Insmed, Inc. *	116	7,799
Natera, Inc. *	207	22,451
Neurocrine Biosciences, Inc. *	81	11,204
Sarepta Therapeutics, Inc. *	26	4,165
Viking Therapeutics, Inc. *	99	5,225
		97,554
Building Products — 2.6%
AAON, Inc.	154	13,419
Carlisle Cos., Inc.	100	40,457
Fortune Brands Innovations, Inc.	491	31,863
Simpson Manufacturing Co., Inc.	59	9,995
Trane Technologies plc	62	20,472
		116,206
Capital Markets — 7.4%
Ameriprise Financial, Inc.	151	64,484
Ares Management Corp.	172	22,887
Blue Owl Capital, Inc.	677	12,007
FactSet Research Systems, Inc.	25	10,248
Interactive Brokers Group, Inc., Class A	130	15,866
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
KKR & Co., Inc.	140	14,770
LPL Financial Holdings, Inc.	56	15,574
Moody's Corp.	38	15,990
MSCI, Inc.	31	15,126
Northern Trust Corp.	258	21,675
Raymond James Financial, Inc.	470	58,126
Robinhood Markets, Inc., Class A *	541	12,285
State Street Corp.	523	38,719
Tradeweb Markets, Inc., Class A	154	16,344
		334,101
Chemicals — 1.0%
Celanese Corp.	79	10,615
RPM International, Inc.	344	37,049
		47,664
Commercial Services & Supplies — 1.0%
Cintas Corp.	12	8,152
Copart, Inc. *	241	13,081
MSA Safety, Inc.	53	9,922
Veralto Corp.	135	12,869
		44,024
Communications Equipment — 0.8%
Arista Networks, Inc. *	36	12,774
Motorola Solutions, Inc.	57	21,968
		34,742
Construction & Engineering — 0.5%
Quanta Services, Inc.	95	24,183
Construction Materials — 1.0%
Eagle Materials, Inc.	40	8,730
Martin Marietta Materials, Inc.	69	37,536
		46,266
Consumer Finance — 0.6%
Discover Financial Services	200	26,196
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	25	9,643
Kroger Co. (The)	460	22,978
US Foods Holding Corp. *	647	34,254
		66,875
Containers & Packaging — 2.5%
Ball Corp.	353	21,156
Graphic Packaging Holding Co.	554	14,529
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	3

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — continued
International Paper Co.	174	7,525
Packaging Corp. of America	223	40,632
Silgan Holdings, Inc.	675	28,575
		112,417
Distributors — 1.4%
Genuine Parts Co.	173	23,863
LKQ Corp.	686	28,537
Pool Corp.	36	11,156
		63,556
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	132	14,561
Electric Utilities — 2.0%
Edison International	264	18,917
PG&E Corp.	2,407	42,033
Xcel Energy, Inc.	566	30,219
		91,169
Electrical Equipment — 3.9%
Acuity Brands, Inc.	146	35,183
AMETEK, Inc.	349	58,248
Hubbell, Inc.	145	53,166
Vertiv Holdings Co., Class A	363	31,410
		178,007
Electronic Equipment, Instruments & Components — 3.9%
Amphenol Corp., Class A	573	38,616
CDW Corp.	86	19,117
Flex Ltd. *	634	18,704
Jabil, Inc.	62	6,708
TD SYNNEX Corp.	143	16,533
Teledyne Technologies, Inc. *	125	48,412
Zebra Technologies Corp., Class A *	93	28,835
		176,925
Energy Equipment & Services — 0.4%
TechnipFMC plc (United Kingdom)	708	18,526
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	260	40,501
Financial Services — 1.7%
Fidelity National Information Services, Inc.	427	32,160
MGIC Investment Corp.	1,486	32,019
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — continued
Remitly Global, Inc. *	308	3,742
Rocket Cos., Inc., Class A * (a)	703	9,627
		77,548
Food Products — 0.8%
Hershey Co. (The)	79	14,434
Post Holdings, Inc. *	218	22,735
		37,169
Gas Utilities — 0.4%
National Fuel Gas Co.	377	20,422
Ground Transportation — 0.7%
JB Hunt Transport Services, Inc.	54	8,683
Saia, Inc. *	47	22,013
		30,696
Health Care Equipment & Supplies — 2.7%
Align Technology, Inc. *	46	11,050
Cooper Cos., Inc. (The)	120	10,444
Dexcom, Inc. *	267	30,219
Globus Medical, Inc., Class A *	376	25,781
IDEXX Laboratories, Inc. *	21	10,476
Inspire Medical Systems, Inc. *	59	7,892
Zimmer Biomet Holdings, Inc.	240	26,022
		121,884
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc. *	128	8,652
Cencora, Inc.	225	50,658
Centene Corp. *	150	9,960
Henry Schein, Inc. *	519	33,255
Labcorp Holdings, Inc.	125	25,543
McKesson Corp.	32	18,665
Quest Diagnostics, Inc.	161	22,044
Universal Health Services, Inc., Class B	88	16,205
		184,982
Health Care REITs — 0.3%
Ventas, Inc.	266	13,625
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	674	12,124
Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill, Inc. *	153	9,604
Darden Restaurants, Inc.	152	23,012
Domino's Pizza, Inc.	37	19,201
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
DoorDash, Inc., Class A *	128	13,870
Expedia Group, Inc. *	226	28,498
Hilton Worldwide Holdings, Inc.	113	24,695
Las Vegas Sands Corp.	386	17,071
		135,951
Household Durables — 0.9%
Garmin Ltd.	79	12,903
Mohawk Industries, Inc. *	233	26,417
		39,320
Household Products — 0.3%
Energizer Holdings, Inc.	401	11,854
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	110	9,428
Industrial REITs — 0.3%
Rexford Industrial Realty, Inc.	334	14,880
Insurance — 3.9%
Arch Capital Group Ltd. *	487	49,143
Arthur J Gallagher & Co.	50	13,038
Hartford Financial Services Group, Inc. (The)	327	32,915
Loews Corp.	714	53,365
WR Berkley Corp.	374	29,364
		177,825
Interactive Media & Services — 0.7%
IAC, Inc. *	510	23,874
Pinterest, Inc., Class A *	179	7,911
		31,785
IT Services — 2.1%
Gartner, Inc. *	55	24,452
Globant SA *	67	11,999
GoDaddy, Inc., Class A *	276	38,580
MongoDB, Inc. *	62	15,430
Snowflake, Inc., Class A *	52	7,027
		97,488
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	72	9,371
IQVIA Holdings, Inc. *	35	7,382
Mettler-Toledo International, Inc. *	6	8,768
West Pharmaceutical Services, Inc.	48	15,662
		41,183
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — 6.4%
Dover Corp.	218	39,313
Esab Corp.	81	7,634
IDEX Corp.	71	14,341
Ingersoll Rand, Inc.	174	15,808
ITT, Inc.	522	67,376
Lincoln Electric Holdings, Inc.	189	35,616
Middleby Corp. (The) *	241	29,617
Snap-on, Inc.	167	43,723
Timken Co. (The)	317	25,395
Westinghouse Air Brake Technologies Corp.	76	12,064
		290,887
Media — 0.9%
Trade Desk, Inc. (The), Class A *	407	39,708
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	252	12,259
Multi-Utilities — 2.5%
CMS Energy Corp.	663	39,501
NiSource, Inc.	720	20,734
Public Service Enterprise Group, Inc.	204	15,059
WEC Energy Group, Inc.	498	39,062
		114,356
Oil, Gas & Consumable Fuels — 3.5%
Cheniere Energy, Inc.	102	17,788
Coterra Energy, Inc.	1,005	26,799
Diamondback Energy, Inc.	237	47,422
EOG Resources, Inc.	97	12,271
Williams Cos., Inc. (The)	1,245	52,923
		157,203
Personal Care Products — 0.4%
elf Beauty, Inc. *	90	19,022
Pharmaceuticals — 0.9%
Intra-Cellular Therapies, Inc. *	171	11,733
Jazz Pharmaceuticals plc *	193	20,636
Royalty Pharma plc, Class A	261	6,871
		39,240
Professional Services — 0.9%
Booz Allen Hamilton Holding Corp.	180	27,641
UL Solutions, Inc., Class A	322	13,584
		41,225
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	5

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	234	20,831
Residential REITs — 2.0%
American Homes 4 Rent, Class A	711	26,419
AvalonBay Communities, Inc.	145	30,018
Essex Property Trust, Inc.	58	15,927
Mid-America Apartment Communities, Inc.	143	20,332
		92,696
Retail REITs — 1.2%
Federal Realty Investment Trust	90	9,041
Kimco Realty Corp.	809	15,751
Regency Centers Corp.	508	31,574
		56,366
Semiconductors & Semiconductor Equipment — 3.8%
Astera Labs, Inc. * (a)	41	2,512
Entegris, Inc.	201	27,184
Lam Research Corp.	10	10,753
Marvell Technology, Inc.	174	12,137
Microchip Technology, Inc.	376	34,418
Monolithic Power Systems, Inc.	32	25,969
ON Semiconductor Corp. *	276	18,956
Onto Innovation, Inc. *	42	9,124
Rambus, Inc. *	180	10,560
Teradyne, Inc.	133	19,726
		171,339
Software — 3.2%
Confluent, Inc., Class A *	510	15,048
Crowdstrike Holdings, Inc., Class A *	28	10,891
CyberArk Software Ltd. *	34	9,184
Datadog, Inc., Class A *	197	25,564
Elastic NV *	108	12,292
HubSpot, Inc. *	42	24,719
Palantir Technologies, Inc., Class A *	323	8,173
Palo Alto Networks, Inc. *	35	11,903
Procore Technologies, Inc. *	150	9,966
Rubrik, Inc., Class A * (a)	85	2,609
Synopsys, Inc. *	25	14,975
		145,324
Specialized REITs — 1.0%
Rayonier, Inc.	617	17,955
Weyerhaeuser Co.	908	25,766
		43,721
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — 3.2%
AutoZone, Inc. *	14	41,981
Bath & Body Works, Inc.	528	20,608
Best Buy Co., Inc.	304	25,597
Burlington Stores, Inc. *	52	12,533
Floor & Decor Holdings, Inc., Class A * (a)	62	6,099
Ross Stores, Inc.	113	16,448
Tractor Supply Co.	84	22,765
		146,031
Technology Hardware, Storage & Peripherals — 0.6%
Super Micro Computer, Inc. *	30	25,029
Textiles, Apparel & Luxury Goods — 1.4%
Carter's, Inc.	359	22,256
Ralph Lauren Corp.	135	23,680
Tapestry, Inc.	429	18,328
		64,264
Trading Companies & Distributors — 0.2%
Air Lease Corp.	232	11,010
Total Common Stocks (Cost $3,291,665)		4,403,590
Short-Term Investments — 2.5%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $100,849)	100,839	100,859
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	12,384	12,384
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	1,716	1,716
Total Investment of Cash Collateral from Securities Loaned (Cost $14,101)		14,100
Total Short-Term Investments (Cost $114,950)		114,959
Total Investments — 99.7% (Cost $3,406,615)		4,518,549
Other Assets Less Liabilities — 0.3%		12,932
NET ASSETS — 100.0%		4,531,481

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $13,810.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	7

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.2%
Aerospace & Defense — 1.7%
HEICO Corp., Class A	1,028	182,502
Automobiles — 0.4%
Thor Industries, Inc.	434	40,552
Banks — 0.7%
NU Holdings Ltd., Class A (Brazil) *	6,057	78,073
Beverages — 1.4%
Celsius Holdings, Inc. * (a)	937	53,491
Constellation Brands, Inc., Class A	372	95,741
		149,232
Biotechnology — 6.2%
Alnylam Pharmaceuticals, Inc. *	540	131,330
Amicus Therapeutics, Inc. *	2,937	29,136
Apellis Pharmaceuticals, Inc. *	1,008	38,665
Exact Sciences Corp. * (a)	1,516	64,035
Exelixis, Inc. *	2,563	57,592
Insmed, Inc. *	798	53,445
Natera, Inc. *	1,428	154,623
Neurocrine Biosciences, Inc. *	560	77,162
Sarepta Therapeutics, Inc. *	181	28,548
Viking Therapeutics, Inc. *	679	35,984
		670,520
Building Products — 2.8%
AAON, Inc.	1,059	92,420
Simpson Manufacturing Co., Inc.	406	68,495
Trane Technologies plc	429	140,991
		301,906
Capital Markets — 9.5%
Ares Management Corp.	1,183	157,626
FactSet Research Systems, Inc.	173	70,576
Interactive Brokers Group, Inc., Class A	887	108,730
KKR & Co., Inc.	966	101,725
LPL Financial Holdings, Inc.	384	107,262
Moody's Corp.	260	109,580
MSCI, Inc.	215	103,657
Raymond James Financial, Inc.	616	76,154
Robinhood Markets, Inc., Class A *	3,739	84,908
Tradeweb Markets, Inc., Class A	1,062	112,562
		1,032,780
Commercial Services & Supplies — 2.0%
Cintas Corp.	80	56,147
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
Copart, Inc. *	1,664	90,088
MSA Safety, Inc.	362	67,999
		214,234
Communications Equipment — 0.8%
Arista Networks, Inc. *	250	87,542
Construction & Engineering — 1.5%
Quanta Services, Inc.	652	165,727
Construction Materials — 0.6%
Eagle Materials, Inc.	275	59,831
Consumer Staples Distribution & Retail — 0.6%
Casey's General Stores, Inc.	175	66,648
Distributors — 0.7%
Pool Corp.	249	76,451
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. *	907	99,785
Electrical Equipment — 3.6%
AMETEK, Inc.	595	99,191
Hubbell, Inc.	200	73,196
Vertiv Holdings Co., Class A	2,499	216,323
		388,710
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	1,369	92,208
Teledyne Technologies, Inc. *	151	58,633
		150,841
Energy Equipment & Services — 1.2%
TechnipFMC plc (United Kingdom)	4,855	126,962
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	643	99,957
Financial Services — 0.9%
Remitly Global, Inc. *	2,118	25,672
Rocket Cos., Inc., Class A * (a)	4,816	65,977
		91,649
Ground Transportation — 2.0%
JB Hunt Transport Services, Inc.	374	59,799
Saia, Inc. *	319	151,608
		211,407
Health Care Equipment & Supplies — 4.5%
Align Technology, Inc. *	315	76,105
Cooper Cos., Inc. (The)	820	71,569
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Dexcom, Inc. *	1,838	208,342
IDEXX Laboratories, Inc. *	147	71,794
Inspire Medical Systems, Inc. *	404	54,087
		481,897
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc. *	878	59,294
Centene Corp. *	1,030	68,257
McKesson Corp.	220	128,549
		256,100
Hotels, Restaurants & Leisure — 5.4%
Chipotle Mexican Grill, Inc. *	1,051	65,823
Domino's Pizza, Inc.	256	132,242
DoorDash, Inc., Class A *	878	95,526
Hilton Worldwide Holdings, Inc.	779	170,077
Las Vegas Sands Corp.	2,657	117,574
		581,242
Household Durables — 0.8%
Garmin Ltd.	546	88,964
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp.	755	64,933
Insurance — 0.8%
Arthur J Gallagher & Co.	345	89,349
Interactive Media & Services — 0.5%
Pinterest, Inc., Class A *	1,241	54,673
IT Services — 3.7%
Gartner, Inc. *	375	168,408
Globant SA *	461	82,227
MongoDB, Inc. *	426	106,383
Snowflake, Inc., Class A *	356	48,159
		405,177
Life Sciences Tools & Services — 2.6%
Agilent Technologies, Inc.	498	64,539
IQVIA Holdings, Inc. *	240	50,839
Mettler-Toledo International, Inc. *	43	60,388
West Pharmaceutical Services, Inc.	326	107,333
		283,099
Machinery — 3.5%
Esab Corp.	554	52,316
Ingersoll Rand, Inc.	1,193	108,332
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
ITT, Inc.	1,052	135,942
Westinghouse Air Brake Technologies Corp.	526	83,086
		379,676
Media — 2.5%
Trade Desk, Inc. (The), Class A *	2,800	273,473
Oil, Gas & Consumable Fuels — 1.9%
Cheniere Energy, Inc.	701	122,513
EOG Resources, Inc.	668	84,090
		206,603
Personal Care Products — 1.2%
elf Beauty, Inc. *	622	131,008
Pharmaceuticals — 1.2%
Intra-Cellular Therapies, Inc. *	1,180	80,808
Royalty Pharma plc, Class A	1,785	47,084
		127,892
Professional Services — 1.8%
Booz Allen Hamilton Holding Corp.	1,237	190,368
Semiconductors & Semiconductor Equipment — 8.0%
Astera Labs, Inc. * (a)	284	17,216
Entegris, Inc.	1,383	187,221
Lam Research Corp.	69	73,687
Marvell Technology, Inc.	1,190	83,173
Monolithic Power Systems, Inc.	218	178,855
ON Semiconductor Corp. *	847	58,065
Onto Innovation, Inc. *	286	62,840
Rambus, Inc. *	1,232	72,369
Teradyne, Inc.	916	135,857
		869,283
Software — 9.4%
Confluent, Inc., Class A * (a)	3,509	103,637
Coreweave, Inc. ‡ * (b)	29	22,386
Crowdstrike Holdings, Inc., Class A *	196	75,012
CyberArk Software Ltd. *	232	63,319
Datadog, Inc., Class A *	1,359	176,250
Elastic NV *	746	84,954
HubSpot, Inc. *	287	169,403
Palantir Technologies, Inc., Class A *	2,211	56,008
Palo Alto Networks, Inc. *	241	81,569
Procore Technologies, Inc. *	1,030	68,299
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	9

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Rubrik, Inc., Class A * (a)	573	17,571
Synopsys, Inc. *	172	102,627
		1,021,035
Specialty Retail — 4.3%
AutoZone, Inc. *	23	68,782
Burlington Stores, Inc. *	358	85,893
Floor & Decor Holdings, Inc., Class A * (a)	423	42,004
Ross Stores, Inc.	779	113,281
Tractor Supply Co.	581	156,952
		466,912
Technology Hardware, Storage & Peripherals — 1.6%
Super Micro Computer, Inc. *	210	172,378
Trading Companies & Distributors — 0.7%
Air Lease Corp. (a)	1,587	75,452
Total Common Stocks (Cost $8,016,481)		10,514,823
Short-Term Investments — 2.7%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (c) (d) (Cost $175,758)	175,728	175,763
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (c) (d)	108,380	108,380
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	12,884	12,884
Total Investment of Cash Collateral from Securities Loaned (Cost $121,273)		121,264
Total Short-Term Investments (Cost $297,031)		297,027
Total Investments — 99.9% (Cost $8,313,512)		10,811,850
Other Assets Less Liabilities — 0.1%		11,976
NET ASSETS — 100.0%		10,823,826

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $118,159.
(b)	Restricted security. See Note 2.B.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Banks — 7.2%
Fifth Third Bancorp	4,740	172,953
First Citizens BancShares, Inc., Class A	103	173,454
Huntington Bancshares, Inc.	13,618	179,481
M&T Bank Corp.	1,398	211,650
Regions Financial Corp.	9,263	185,643
		923,181
Beverages — 1.6%
Constellation Brands, Inc., Class A	389	100,122
Keurig Dr Pepper, Inc.	3,282	109,607
		209,729
Building Products — 2.5%
Carlisle Cos., Inc.	442	179,082
Fortune Brands Innovations, Inc.	2,172	141,040
		320,122
Capital Markets — 6.3%
Ameriprise Financial, Inc.	668	285,438
Blue Owl Capital, Inc.	2,972	52,752
Northern Trust Corp.	1,142	95,945
Raymond James Financial, Inc.	1,684	208,099
State Street Corp.	2,316	171,385
		813,619
Chemicals — 1.6%
Celanese Corp.	348	46,985
RPM International, Inc.	1,523	163,997
		210,982
Commercial Services & Supplies — 0.4%
Veralto Corp.	590	56,284
Communications Equipment — 0.8%
Motorola Solutions, Inc.	252	97,238
Construction Materials — 1.3%
Martin Marietta Materials, Inc.	307	166,151
Consumer Finance — 0.9%
Discover Financial Services	886	115,955
Consumer Staples Distribution & Retail — 1.9%
Kroger Co. (The)	2,037	101,708
US Foods Holding Corp. *	2,812	148,998
		250,706
Containers & Packaging — 3.8%
Ball Corp.	1,560	93,646
INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — continued
Graphic Packaging Holding Co.	2,412	63,226
International Paper Co.	762	32,867
Packaging Corp. of America	985	179,855
Silgan Holdings, Inc.	2,988	126,484
		496,078
Distributors — 1.8%
Genuine Parts Co.	764	105,626
LKQ Corp.	3,037	126,318
		231,944
Electric Utilities — 3.1%
Edison International	1,154	82,833
PG&E Corp.	10,656	186,056
Xcel Energy, Inc.	2,504	133,762
		402,651
Electrical Equipment — 4.2%
Acuity Brands, Inc.	645	155,737
AMETEK, Inc.	1,162	193,762
Hubbell, Inc.	515	188,064
		537,563
Electronic Equipment, Instruments & Components — 5.3%
Amphenol Corp., Class A	1,630	109,845
CDW Corp.	378	84,620
Flex Ltd. *	2,788	82,208
Jabil, Inc.	273	29,690
TD SYNNEX Corp.	627	72,308
Teledyne Technologies, Inc. *	455	176,420
Zebra Technologies Corp., Class A *	413	127,639
		682,730
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	740	115,099
Financial Services — 2.2%
Fidelity National Information Services, Inc.	1,889	142,352
MGIC Investment Corp.	6,577	141,728
		284,080
Food Products — 1.3%
Hershey Co. (The)	342	62,757
Post Holdings, Inc. *	966	100,637
		163,394
Gas Utilities — 0.7%
National Fuel Gas Co.	1,650	89,393
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	11

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 1.8%
Globus Medical, Inc., Class A *	1,666	114,116
Zimmer Biomet Holdings, Inc.	1,061	115,185
		229,301
Health Care Providers & Services — 5.1%
Cencora, Inc.	995	224,232
Henry Schein, Inc. *	2,296	147,201
Labcorp Holdings, Inc.	562	114,305
Quest Diagnostics, Inc.	713	97,577
Universal Health Services, Inc., Class B	388	71,731
		655,046
Health Care REITs — 0.5%
Ventas, Inc.	1,177	60,311
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	2,985	53,667
Hotels, Restaurants & Leisure — 1.8%
Darden Restaurants, Inc.	673	101,859
Expedia Group, Inc. *	1,001	126,143
		228,002
Household Durables — 0.9%
Mohawk Industries, Inc. *	1,029	116,931
Household Products — 0.4%
Energizer Holdings, Inc.	1,746	51,563
Industrial REITs — 0.5%
Rexford Industrial Realty, Inc.	1,469	65,489
Insurance — 5.6%
Arch Capital Group Ltd. *	2,156	217,527
Hartford Financial Services Group, Inc. (The)	1,442	144,951
Loews Corp.	3,160	236,215
WR Berkley Corp.	1,645	129,241
		727,934
Interactive Media & Services — 0.8%
IAC, Inc. * (a)	2,150	100,711
IT Services — 1.3%
GoDaddy, Inc., Class A *	1,222	170,771
Machinery — 8.1%
Dover Corp.	964	174,015
IDEX Corp.	314	63,220
ITT, Inc.	1,629	210,429
Lincoln Electric Holdings, Inc.	835	157,479
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Middleby Corp. (The) *	1,069	131,100
Snap-on, Inc.	741	193,539
Timken Co. (The)	1,403	112,409
		1,042,191
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,119	54,372
Multi-Utilities — 3.9%
CMS Energy Corp.	2,904	172,885
NiSource, Inc.	3,146	90,649
Public Service Enterprise Group, Inc.	889	65,530
WEC Energy Group, Inc.	2,204	172,905
		501,969
Oil, Gas & Consumable Fuels — 4.4%
Coterra Energy, Inc.	4,448	118,626
Diamondback Energy, Inc.	1,048	209,908
Williams Cos., Inc. (The)	5,512	234,260
		562,794
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc *	856	91,345
Professional Services — 0.5%
UL Solutions, Inc., Class A (a)	1,424	60,073
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	1,035	92,206
Residential REITs — 3.2%
American Homes 4 Rent, Class A	3,147	116,944
AvalonBay Communities, Inc.	634	131,164
Essex Property Trust, Inc.	259	70,501
Mid-America Apartment Communities, Inc.	631	89,998
		408,607
Retail REITs — 1.9%
Federal Realty Investment Trust	391	39,541
Kimco Realty Corp.	3,523	68,556
Regency Centers Corp.	2,220	138,082
		246,179
Semiconductors & Semiconductor Equipment — 1.5%
Microchip Technology, Inc.	1,636	149,639
ON Semiconductor Corp. *	669	45,878
		195,517
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — 1.5%
Rayonier, Inc.	2,732	79,477
Weyerhaeuser Co.	4,017	114,050
		193,527
Specialty Retail — 2.7%
AutoZone, Inc. *	48	141,968
Bath & Body Works, Inc.	2,296	89,650
Best Buy Co., Inc.	1,344	113,303
		344,921
Textiles, Apparel & Luxury Goods — 2.2%
Carter's, Inc.	1,589	98,513
Ralph Lauren Corp.	599	104,818
Tapestry, Inc.	1,896	81,128
		284,459
Total Common Stocks (Cost $7,462,773)		12,704,785
Short-Term Investments — 1.4%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $174,796)	174,761	174,796
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	5,977	5,977
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	1,295	1,295
Total Investment of Cash Collateral from Securities Loaned (Cost $7,272)		7,272
Total Short-Term Investments (Cost $182,068)		182,068
Total Investments — 100.0% (Cost $7,644,841)		12,886,853
Other Assets Less Liabilities — 0.0% ^		6,086
NET ASSETS — 100.0%		12,892,939

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $7,141.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	13

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 2.4%
General Dynamics Corp.	285	82,559
Northrop Grumman Corp.	85	37,291
RTX Corp.	901	90,433
		210,283
Air Freight & Logistics — 1.5%
FedEx Corp.	365	109,547
United Parcel Service, Inc., Class B	151	20,659
		130,206
Banks — 11.3%
Bank of America Corp.	5,238	208,329
Citizens Financial Group, Inc.	1,746	62,895
Fifth Third Bancorp	700	25,559
First Citizens BancShares, Inc., Class A	53	88,544
M&T Bank Corp.	1,211	183,288
PNC Financial Services Group, Inc. (The)	595	92,506
Regions Financial Corp.	3,877	77,702
Wells Fargo & Co.	4,144	246,124
		984,947
Beverages — 1.0%
Keurig Dr Pepper, Inc.	2,562	85,562
Biotechnology — 3.1%
AbbVie, Inc.	980	167,977
Regeneron Pharmaceuticals, Inc. *	66	69,542
Vertex Pharmaceuticals, Inc. *	76	35,705
		273,224
Building Products — 1.5%
Carlisle Cos., Inc.	204	82,598
Fortune Brands Innovations, Inc.	764	49,650
		132,248
Capital Markets — 3.4%
Charles Schwab Corp. (The)	997	73,446
Morgan Stanley	663	64,465
Northern Trust Corp.	799	67,067
State Street Corp.	1,199	88,723
		293,701
Chemicals — 0.6%
Axalta Coating Systems Ltd. *	1,642	56,110
Communications Equipment — 0.4%
Cisco Systems, Inc.	724	34,383
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction Materials — 0.8%
Martin Marietta Materials, Inc.	131	71,178
Consumer Finance — 3.4%
American Express Co.	379	87,813
Capital One Financial Corp.	1,511	209,202
		297,015
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc., Class A	2,207	43,595
Containers & Packaging — 2.6%
Graphic Packaging Holding Co. (a)	2,372	62,167
Packaging Corp. of America	488	89,076
Silgan Holdings, Inc.	658	27,840
WestRock Co.	996	50,092
		229,175
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	1,202	49,564
Electric Utilities — 2.9%
Edison International	665	47,750
Entergy Corp.	247	26,448
NextEra Energy, Inc.	1,010	71,493
PG&E Corp.	3,907	68,223
Xcel Energy, Inc.	736	39,324
		253,238
Electrical Equipment — 0.4%
Eaton Corp. plc	119	37,296
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	145	32,343
TD SYNNEX Corp.	561	64,782
		97,125
Entertainment — 0.2%
Liberty Media Corp-Liberty Live, Class C *	484	18,508
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B *	674	274,162
Corpay, Inc. *	170	45,314
MGIC Investment Corp.	2,906	62,618
		382,094
Food Products — 1.5%
Kraft Heinz Co. (The)	1,718	55,347
Post Holdings, Inc. *	692	72,126
		127,473
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 0.8%
Union Pacific Corp.	322	72,773
Health Care Equipment & Supplies — 0.9%
Medtronic plc	475	37,392
Zimmer Biomet Holdings, Inc.	405	43,937
		81,329
Health Care Providers & Services — 5.9%
Cencora, Inc. (a)	488	109,865
Cigna Group (The)	172	56,747
CVS Health Corp.	1,022	60,345
HCA Healthcare, Inc.	321	103,193
Henry Schein, Inc. *	1,049	67,236
Labcorp Holdings, Inc.	332	67,626
UnitedHealth Group, Inc.	100	51,082
		516,094
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.	2,287	33,252
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.	11	41,992
Expedia Group, Inc. *	675	85,076
McDonald's Corp.	205	52,274
Texas Roadhouse, Inc.	151	25,950
		205,292
Household Durables — 1.0%
Mohawk Industries, Inc. *	580	65,943
Newell Brands, Inc.	3,363	21,554
		87,497
Household Products — 1.5%
Energizer Holdings, Inc.	916	27,070
Procter & Gamble Co. (The)	615	101,344
		128,414
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	369	78,791
Industrial REITs — 0.3%
EastGroup Properties, Inc.	163	27,734
Insurance — 5.8%
Arch Capital Group Ltd. *	359	36,167
Chubb Ltd.	244	62,315
CNA Financial Corp. (a)	926	42,680
Loews Corp.	2,116	158,179
Progressive Corp. (The)	224	46,436
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Travelers Cos., Inc. (The)	598	121,630
WR Berkley Corp.	552	43,357
		510,764
Interactive Media & Services — 1.3%
Alphabet, Inc., Class C	129	23,558
IAC, Inc. *	1,341	62,815
Meta Platforms, Inc., Class A	46	23,385
		109,758
IT Services — 0.5%
International Business Machines Corp.	278	48,147
Machinery — 1.7%
Dover Corp.	487	87,851
Middleby Corp. (The) *	165	20,166
Timken Co. (The)	482	38,647
		146,664
Media — 1.2%
Liberty Broadband Corp., Class C *	509	27,875
Liberty Media Corp-Liberty SiriusXM *	1,648	36,514
Nexstar Media Group, Inc.	244	40,573
		104,962
Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	803	59,158
Oil, Gas & Consumable Fuels — 8.8%
Chevron Corp.	942	147,299
ConocoPhillips	1,404	160,559
Coterra Energy, Inc.	1,448	38,613
EOG Resources, Inc.	911	114,665
Kinder Morgan, Inc.	5,056	100,476
Phillips 66	693	97,788
Williams Cos., Inc. (The)	2,556	108,656
		768,056
Personal Care Products — 0.3%
Kenvue, Inc.	1,601	29,099
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	2,075	86,161
Johnson & Johnson	612	89,484
Merck & Co., Inc.	535	66,179
		241,824
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	450	40,112
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	15

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — 1.9%
American Homes 4 Rent, Class A	1,705	63,356
Mid-America Apartment Communities, Inc.	725	103,429
		166,785
Retail REITs — 3.0%
Brixmor Property Group, Inc.	2,626	60,639
Federal Realty Investment Trust	550	55,564
Kimco Realty Corp.	3,705	72,093
Regency Centers Corp. (a)	1,142	71,042
		259,338
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	204	46,592
NXP Semiconductors NV (China)	218	58,557
Texas Instruments, Inc.	515	100,239
		205,388
Specialized REITs — 3.5%
Lamar Advertising Co., Class A (a)	565	67,506
Public Storage	399	114,751
Rayonier, Inc.	1,182	34,396
Weyerhaeuser Co.	3,163	89,789
		306,442
Specialty Retail — 4.2%
AutoZone, Inc. *	21	63,441
Bath & Body Works, Inc.	1,394	54,420
Best Buy Co., Inc.	481	40,555
Dick's Sporting Goods, Inc.	292	62,677
Home Depot, Inc. (The)	120	41,260
Lowe's Cos., Inc.	253	55,902
Murphy USA, Inc.	109	50,990
		369,245
Textiles, Apparel & Luxury Goods — 1.2%
Carter's, Inc.	937	58,097
Columbia Sportswear Co. (a)	375	29,630
Ralph Lauren Corp.	117	20,495
		108,222
Tobacco — 0.9%
Philip Morris International, Inc.	743	75,314
INVESTMENTS	SHARES (000)	VALUE ($000)

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.	250	44,090
Total Common Stocks (Cost $5,472,994)		8,631,469
Short-Term Investments — 1.6%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $77,316)	77,301	77,317
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	59,092	59,092
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	8,047	8,047
Total Investment of Cash Collateral from Securities Loaned (Cost $67,142)		67,139
Total Short-Term Investments (Cost $144,458)		144,456
Total Investments — 100.3% (Cost $5,617,452)		8,775,925
Liabilities in Excess of Other Assets — (0.3)%		(30,112)
NET ASSETS — 100.0%		8,745,813

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $65,550.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024
(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$20,201,715	$4,403,590	$10,514,823
Investments in affiliates, at value	195,828	100,859	175,763
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	14,100	121,264
Cash	728	457	553
Receivables:
Due from custodian	—	—	10,449
Investment securities sold	47,064	185,933	1,267,799
Fund shares sold	18,491	4,643	21,907
Interest from non-affiliates	—	126	—
Dividends from non-affiliates	1,694	5,036	1,489
Dividends from affiliates	29	15	26
Securities lending income (See Note 2.C.)	—	6	38
Other assets	—	19	—
Total Assets	20,465,549	4,714,784	12,114,111
LIABILITIES:
Payables:
Investment securities purchased	69,026	163,959	1,155,589
Collateral received on securities loaned (See Note 2.C.)	—	14,100	121,264
Fund shares redeemed	86,333	2,323	6,182
Accrued liabilities:
Investment advisory fees	8,197	2,146	5,462
Administration fees	524	107	501
Distribution fees	1,309	167	344
Service fees	2,056	387	583
Custodian and accounting fees	150	37	78
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	— (a)
Other	433	77	282
Total Liabilities	168,028	183,303	1,290,285
Net Assets	$20,297,521	$4,531,481	$10,823,826

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	17

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$8,466,751	$3,344,751	$7,649,799
Total distributable earnings (loss)	11,830,770	1,186,730	3,174,027
Total Net Assets	$20,297,521	$4,531,481	$10,823,826
Net Assets:
Class A	$4,103,661	$765,572	$1,365,143
Class C	779,526	15,065	51,347
Class I	5,860,279	1,079,673	2,378,644
Class R2	11,464	2,395	53,890
Class R3	30,327	—	62,283
Class R4	43,769	—	38,037
Class R5	123,217	11,519	528,171
Class R6	9,345,278	2,657,257	6,346,311
Total	$20,297,521	$4,531,481	$10,823,826
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	110,082	12,927	34,372
Class C	26,629	274	1,955
Class I	148,057	17,793	48,045
Class R2	314	41	1,225
Class R3	815	—	1,295
Class R4	1,105	—	772
Class R5	3,003	189	10,418
Class R6	224,551	43,661	123,940
Net Asset Value (a):
Class A — Redemption price per share	$37.28	$59.22	$39.72
Class C — Offering price per share (b)	29.27	54.96	26.27
Class I — Offering and redemption price per share	39.58	60.68	49.51
Class R2 — Offering and redemption price per share	36.44	57.97	43.98
Class R3 — Offering and redemption price per share	37.20	—	48.08
Class R4 — Offering and redemption price per share	39.59	—	49.24
Class R5 — Offering and redemption price per share	41.05	60.91	50.70
Class R6 — Offering and redemption price per share	41.62	60.86	51.20
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$39.35	$62.50	$41.92
Cost of investments in non-affiliates	$8,980,978	$3,291,665	$8,016,481
Cost of investments in affiliates	195,813	100,849	175,758
Investment securities on loan, at value (See Note 2.C.)	—	13,810	118,159
Cost of investment of cash collateral (See Note 2.C.)	—	14,101	121,273

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$12,704,785	$8,631,469
Investments in affiliates, at value	174,796	77,317
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	7,272	67,139
Cash	952	352
Receivables:
Fund shares sold	9,024	36,869
Interest from non-affiliates	787	693
Dividends from non-affiliates	21,265	8,640
Dividends from affiliates	26	12
Securities lending income (See Note 2.C.)	3	3
Total Assets	12,918,910	8,822,494
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	7,272	67,139
Fund shares redeemed	10,065	4,290
Accrued liabilities:
Investment advisory fees	6,392	3,536
Administration fees	371	278
Distribution fees	304	381
Service fees	1,052	707
Custodian and accounting fees	101	70
Trustees’ and Chief Compliance Officer’s fees	—	— (a)
Other	414	280
Total Liabilities	25,971	76,681
Net Assets	$12,892,939	$8,745,813

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	19

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$7,154,423	$5,199,966
Total distributable earnings (loss)	5,738,516	3,545,847
Total Net Assets	$12,892,939	$8,745,813
Net Assets:
Class A	$1,154,573	$1,328,087
Class C	35,234	171,159
Class I	1,734,586	1,619,210
Class L	5,443,664	1,311,918
Class R2	65,891	456
Class R3	74,046	2,150
Class R4	30,419	309
Class R5	49,620	17,623
Class R6	4,304,906	4,294,901
Total	$12,892,939	$8,745,813
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	32,176	35,470
Class C	1,044	4,577
Class I	47,397	42,838
Class L	145,826	34,660
Class R2	1,977	13
Class R3	2,093	58
Class R4	838	8
Class R5	1,332	467
Class R6	115,357	113,628
Net Asset Value (a):
Class A — Redemption price per share	$35.88	$37.44
Class C — Offering price per share (b)	33.75	37.40
Class I — Offering and redemption price per share	36.60	37.80
Class L — Offering and redemption price per share	37.33	37.85
Class R2 — Offering and redemption price per share	33.33	36.80
Class R3 — Offering and redemption price per share	35.37	36.82
Class R4 — Offering and redemption price per share	36.30	38.14
Class R5 — Offering and redemption price per share	37.25	37.76
Class R6 — Offering and redemption price per share	37.32	37.80
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$37.87	$39.51
Cost of investments in non-affiliates	$7,462,773	$5,472,994
Cost of investments in affiliates	174,796	77,316
Investment securities on loan, at value (See Note 2.C.)	7,141	65,550
Cost of investment of cash collateral (See Note 2.C.)	7,272	67,142

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024
(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$126	$—
Interest income from affiliates	2	5	2
Dividend income from non-affiliates	95,736	53,027	48,407
Dividend income from affiliates	13,076	5,520	7,434
Income from securities lending (net) (See Note 2.C.)	95	84	431
Total investment income	108,909	58,762	56,274
EXPENSES:
Investment advisory fees	95,556	25,728	66,091
Administration fees	11,190	2,965	7,572
Distribution fees:
Class A	8,471	1,746	3,223
Class C	5,569	111	407
Class R2	46	10	251
Class R3	71	—	142
Service fees:
Class A	8,471	1,746	3,223
Class C	1,856	37	136
Class I	12,485	2,551	6,190
Class R2	23	5	126
Class R3	71	—	142
Class R4	76	—	81
Class R5	110	11	517
Custodian and accounting fees	542	145	322
Interest expense to affiliates	—	— (a)	1
Professional fees	196	73	137
Trustees’ and Chief Compliance Officer’s fees	83	38	59
Printing and mailing costs	789	497	698
Registration and filing fees	568	242	344
Transfer agency fees (See Note 2.G.)	452	77	517
Other	137	36	118
Total expenses	146,762	36,018	90,297
Less fees waived	(15,150)	(4,559)	(7,178)
Less expense reimbursements	(16)	(29)	(11)
Net expenses	131,596	31,430	83,108
Net investment income (loss)	(22,687)	27,332	(26,834)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	21

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,051,775	$155,865	$939,702
Investments in affiliates	63	(10)	10
Net realized gain (loss)	1,051,838	155,855	939,712
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,197,500	253,246	419,927
Investments in affiliates	(1)	(4)	(12)
Change in net unrealized appreciation/depreciation	4,197,499	253,242	419,915
Net realized/unrealized gains (losses)	5,249,337	409,097	1,359,627
Change in net assets resulting from operations	$5,226,650	$436,429	$1,332,793
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$788	$693
Interest income from affiliates	1	1
Dividend income from non-affiliates	240,567	203,186
Dividend income from affiliates	10,579	8,288
Income from securities lending (net) (See Note 2.C.)	187	532
Total investment income	252,122	212,700
EXPENSES:
Investment advisory fees	85,071	48,205
Administration fees	9,026	6,564
Distribution fees:
Class A	2,906	3,215
Class C	306	1,433
Class R2	317	2
Class R3	180	6
Service fees:
Class A	2,906	3,215
Class C	102	478
Class I	4,468	4,274
Class L	5,716	1,334
Class R2	158	1
Class R3	180	6
Class R4	68	1
Class R5	49	19
Custodian and accounting fees	377	256
Interest expense to affiliates	— (a)	1
Professional fees	110	94
Trustees’ and Chief Compliance Officer’s fees	71	56
Printing and mailing costs	930	462
Registration and filing fees	350	274
Transfer agency fees (See Note 2.G.)	301	225
Other	139	80
Total expenses	113,731	70,201
Less fees waived	(11,787)	(8,460)
Less expense reimbursements	(51)	(53)
Net expenses	101,893	61,688
Net investment income (loss)	150,229	151,012

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	23

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024 (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$829,557	$537,026
Investments in affiliates	9	27
Net realized gain (loss)	829,566	537,053
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	387,310	530,128
Investments in affiliates	11	(9)
Change in net unrealized appreciation/depreciation	387,321	530,119
Net realized/unrealized gains (losses)	1,216,887	1,067,172
Change in net assets resulting from operations	$1,367,116	$1,218,184
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(22,687)	$(8,786)	$27,332	$20,754
Net realized gain (loss)	1,051,838	(276,523)	155,855	(63,107)
Change in net unrealized appreciation/depreciation	4,197,499	3,464,702	253,242	447,209
Change in net assets resulting from operations	5,226,650	3,179,393	436,429	404,856
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(21,306)	(9,869)	(2,183)	(14,573)
Class C	(5,886)	(3,852)	—	(355)
Class I	(29,953)	(13,567)	(5,092)	(23,622)
Class R2	(59)	(23)	(3)	(19)
Class R3	(169)	(53)	—	—
Class R4	(181)	(80)	—	—
Class R5	(613)	(309)	(70)	(256)
Class R6	(45,955)	(21,818)	(15,747)	(47,896)
Total distributions to shareholders	(104,122)	(49,571)	(23,095)	(86,721)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(725,627)	689,481	560,386	610,238
NET ASSETS:
Change in net assets	4,396,901	3,819,303	973,720	928,373
Beginning of period	15,900,620	12,081,317	3,557,761	2,629,388
End of period	$20,297,521	$15,900,620	$4,531,481	$3,557,761
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(26,834)	$(19,235)	$150,229	$176,072
Net realized gain (loss)	939,712	(207,844)	829,566	478,601
Change in net unrealized appreciation/depreciation	419,915	1,704,341	387,321	671,000
Change in net assets resulting from operations	1,332,793	1,477,262	1,367,116	1,325,673
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(10,987)	(67,222)	(130,792)
Class C	—	(893)	(2,347)	(5,897)
Class I	—	(12,879)	(104,058)	(224,520)
Class L	—	—	(342,226)	(702,742)
Class R2	—	(363)	(3,702)	(7,028)
Class R3	—	(350)	(4,230)	(7,579)
Class R4	—	(155)	(1,805)	(2,373)
Class R5	—	(3,443)	(2,918)	(5,275)
Class R6	—	(31,445)	(248,302)	(424,674)
Total distributions to shareholders	—	(60,515)	(776,810)	(1,510,880)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	30,141	1,064,246	(1,166,909)	(153,604)
NET ASSETS:
Change in net assets	1,362,934	2,480,993	(576,603)	(338,811)
Beginning of period	9,460,892	6,979,899	13,469,542	13,808,353
End of period	$10,823,826	$9,460,892	$12,892,939	$13,469,542
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

JPMorgan Value Advantage Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$151,012	$164,522
Net realized gain (loss)	537,053	593,280
Change in net unrealized appreciation/depreciation	530,119	(74,030)
Change in net assets resulting from operations	1,218,184	683,772
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(86,156)	(123,104)
Class C	(11,569)	(23,870)
Class I	(117,447)	(195,765)
Class L	(91,081)	(151,034)
Class R2	(26)	(28)
Class R3	(182)	(211)
Class R4	(16)	(11)
Class R5	(1,376)	(245)
Class R6	(311,065)	(419,747)
Total distributions to shareholders	(618,918)	(914,015)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(940,864)	(258,480)
NET ASSETS:
Change in net assets	(341,598)	(488,723)
Beginning of period	9,087,411	9,576,134
End of period	$8,745,813	$9,087,411
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$633,887	$420,160	$145,095	$124,491
Distributions reinvested	20,640	9,540	2,179	14,566
Cost of shares redeemed	(509,646)	(418,393)	(98,241)	(82,803)
Change in net assets resulting from Class A capital transactions	144,881	11,307	49,033	56,254
Class C
Proceeds from shares issued	108,355	77,880	4,437	7,074
Distributions reinvested	5,757	3,767	—	354
Cost of shares redeemed	(342,007)	(236,954)	(5,806)	(7,711)
Change in net assets resulting from Class C capital transactions	(227,895)	(155,307)	(1,369)	(283)
Class I
Proceeds from shares issued	1,152,527	1,196,907	612,962	411,226
Distributions reinvested	27,951	12,857	5,085	23,594
Cost of shares redeemed	(1,289,585)	(978,297)	(636,189)	(331,278)
Change in net assets resulting from Class I capital transactions	(109,107)	231,467	(18,142)	103,542
Class R2
Proceeds from shares issued	3,132	3,042	935	973
Distributions reinvested	59	23	3	18
Cost of shares redeemed	(1,345)	(2,508)	(277)	(107)
Change in net assets resulting from Class R2 capital transactions	1,846	557	661	884
Class R3
Proceeds from shares issued	7,744	15,556	—	—
Distributions reinvested	121	43	—	—
Cost of shares redeemed	(13,118)	(5,884)	—	—
Change in net assets resulting from Class R3 capital transactions	(5,253)	9,715	—	—
Class R4
Proceeds from shares issued	15,139	8,054	—	—
Distributions reinvested	181	80	—	—
Cost of shares redeemed	(4,960)	(3,665)	—	—
Change in net assets resulting from Class R4 capital transactions	10,360	4,469	—	—
Class R5
Proceeds from shares issued	20,798	19,006	637	9,562
Distributions reinvested	595	300	70	256
Cost of shares redeemed	(34,757)	(40,172)	(426)	(7)
Change in net assets resulting from Class R5 capital transactions	(13,364)	(20,866)	281	9,811
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$2,079,410	$2,089,657	$909,012	$689,101
Distributions reinvested	45,629	21,669	15,599	47,800
Cost of shares redeemed	(2,652,134)	(1,503,187)	(394,689)	(296,871)
Change in net assets resulting from Class R6 capital transactions	(527,095)	608,139	529,922	440,030
Total change in net assets resulting from capital transactions	$(725,627)	$689,481	$560,386	$610,238
SHARE TRANSACTIONS:
Class A
Issued	20,614	17,387	2,582	2,464
Reinvested	685	406	39	286
Redeemed	(16,322)	(17,571)	(1,755)	(1,642)
Change in Class A Shares	4,977	222	866	1,108
Class C
Issued	4,379	4,078	84	149
Reinvested	242	202	—	8
Redeemed	(14,323)	(12,495)	(112)	(162)
Change in Class C Shares	(9,702)	(8,215)	(28)	(5)
Class I
Issued	35,044	47,175	10,212	7,838
Reinvested	874	518	89	454
Redeemed	(38,786)	(38,725)	(10,739)	(6,380)
Change in Class I Shares	(2,868)	8,968	(438)	1,912
Class R2
Issued	104	132	16	20
Reinvested	2	1	— (a)	— (a)
Redeemed	(44)	(105)	(5)	(2)
Change in Class R2 Shares	62	28	11	18
Class R3
Issued	250	639	—	—
Reinvested	4	2	—	—
Redeemed	(415)	(253)	—	—
Change in Class R3 Shares	(161)	388	—	—
Class R4
Issued	424	310	—	—
Reinvested	6	3	—	—
Redeemed	(148)	(139)	—	—
Change in Class R4 Shares	282	174	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	610	719	11	179
Reinvested	18	12	1	5
Redeemed	(1,024)	(1,536)	(7)	— (a)
Change in Class R5 Shares	(396)	(805)	5	184
Class R6
Issued	59,979	77,018	15,679	13,313
Reinvested	1,359	834	274	921
Redeemed	(76,057)	(55,972)	(6,883)	(5,715)
Change in Class R6 Shares	(14,719)	21,880	9,070	8,519

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$150,841	$117,565	$100,341	$148,055
Distributions reinvested	—	10,603	62,837	122,041
Cost of shares redeemed	(190,475)	(205,255)	(240,655)	(271,396)
Change in net assets resulting from Class A capital transactions	(39,634)	(77,087)	(77,477)	(1,300)
Class C
Proceeds from shares issued	8,705	7,713	3,271	7,114
Distributions reinvested	—	879	2,261	5,724
Cost of shares redeemed	(23,930)	(25,672)	(16,677)	(28,199)
Change in net assets resulting from Class C capital transactions	(15,225)	(17,080)	(11,145)	(15,361)
Class I
Proceeds from shares issued	755,453	1,078,278	221,174	461,615
Distributions reinvested	—	12,088	97,819	211,365
Cost of shares redeemed	(1,046,363)	(471,463)	(550,055)	(1,042,851)
Change in net assets resulting from Class I capital transactions	(290,910)	618,903	(231,062)	(369,871)
Class L
Proceeds from shares issued	—	—	549,757	732,499
Distributions reinvested	—	—	322,843	670,198
Cost of shares redeemed	—	—	(1,756,234)	(1,834,947)
Change in net assets resulting from Class L capital transactions	—	—	(883,634)	(432,250)
Class R2
Proceeds from shares issued	15,717	9,987	15,889	7,527
Distributions reinvested	—	363	3,695	7,012
Cost of shares redeemed	(15,019)	(12,941)	(16,774)	(12,407)
Change in net assets resulting from Class R2 capital transactions	698	(2,591)	2,810	2,132
Class R3
Proceeds from shares issued	24,689	21,394	8,031	7,400
Distributions reinvested	—	344	3,962	7,118
Cost of shares redeemed	(20,720)	(14,849)	(12,470)	(12,011)
Change in net assets resulting from Class R3 capital transactions	3,969	6,889	(477)	2,507
Class R4
Proceeds from shares issued	19,300	5,461	13,644	3,167
Distributions reinvested	—	155	1,805	2,373
Cost of shares redeemed	(8,842)	(5,600)	(5,076)	(9,532)
Change in net assets resulting from Class R4 capital transactions	10,458	16	10,373	(3,992)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$83,327	$86,914	$6,957	$5,993
Distributions reinvested	—	3,209	2,912	5,265
Cost of shares redeemed	(126,906)	(116,211)	(10,002)	(11,556)
Change in net assets resulting from Class R5 capital transactions	(43,579)	(26,088)	(133)	(298)
Class R6
Proceeds from shares issued	1,397,968	1,289,860	858,996	1,135,555
Distributions reinvested	—	30,834	223,013	377,967
Cost of shares redeemed	(993,604)	(759,410)	(1,058,173)	(848,693)
Change in net assets resulting from Class R6 capital transactions	404,364	561,284	23,836	664,829
Total change in net assets resulting from capital transactions	$30,141	$1,064,246	$(1,166,909)	$(153,604)
SHARE TRANSACTIONS:
Class A
Issued	4,085	3,669	2,881	4,251
Reinvested	—	332	1,835	3,559
Redeemed	(5,180)	(6,396)	(6,924)	(7,898)
Change in Class A Shares	(1,095)	(2,395)	(2,208)	(88)
Class C
Issued	354	357	101	216
Reinvested	—	41	70	177
Redeemed	(988)	(1,208)	(506)	(858)
Change in Class C Shares	(634)	(810)	(335)	(465)
Class I
Issued	16,466	27,142	6,323	13,296
Reinvested	—	305	2,800	6,053
Redeemed	(22,236)	(11,953)	(15,647)	(29,600)
Change in Class I Shares	(5,770)	15,494	(6,524)	(10,251)
Class L
Issued	—	—	15,211	20,306
Reinvested	—	—	9,061	18,844
Redeemed	—	—	(48,728)	(51,351)
Change in Class L Shares	—	—	(24,456)	(12,201)
Class R2
Issued	385	280	491	232
Reinvested	—	10	116	219
Redeemed	(366)	(363)	(513)	(390)
Change in Class R2 Shares	19	(73)	94	61
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R3
Issued	556	562	232	217
Reinvested	—	9	117	210
Redeemed	(470)	(381)	(363)	(346)
Change in Class R3 Shares	86	190	(14)	81
Class R4
Issued	435	139	403	90
Reinvested	—	4	52	69
Redeemed	(197)	(142)	(145)	(271)
Change in Class R4 Shares	238	1	310	(112)
Class R5
Issued	1,753	2,138	194	168
Reinvested	—	79	82	148
Redeemed	(2,646)	(2,886)	(276)	(324)
Change in Class R5 Shares	(893)	(669)	— (a)	(8)
Class R6
Issued	29,404	31,323	23,830	31,333
Reinvested	—	753	6,260	10,632
Redeemed	(20,860)	(18,539)	(29,395)	(23,753)
Change in Class R6 Shares	8,544	13,537	695	18,212

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$237,925	$380,410
Distributions reinvested	82,951	117,446
Cost of shares redeemed	(328,104)	(309,869)
Change in net assets resulting from Class A capital transactions	(7,228)	187,987
Class C
Proceeds from shares issued	20,012	33,685
Distributions reinvested	11,344	23,478
Cost of shares redeemed	(95,088)	(109,155)
Change in net assets resulting from Class C capital transactions	(63,732)	(51,992)
Class I
Proceeds from shares issued	325,331	381,472
Distributions reinvested	109,685	178,020
Cost of shares redeemed	(779,963)	(695,145)
Change in net assets resulting from Class I capital transactions	(344,947)	(135,653)
Class L
Proceeds from shares issued	148,441	173,061
Distributions reinvested	85,565	143,444
Cost of shares redeemed	(417,373)	(526,510)
Change in net assets resulting from Class L capital transactions	(183,367)	(210,005)
Class R2
Proceeds from shares issued	73	65
Distributions reinvested	26	28
Cost of shares redeemed	(5)	(42)
Change in net assets resulting from Class R2 capital transactions	94	51
Class R3
Proceeds from shares issued	959	613
Distributions reinvested	152	161
Cost of shares redeemed	(1,325)	(1,428)
Change in net assets resulting from Class R3 capital transactions	(214)	(654)
Class R4
Proceeds from shares issued	110	50
Distributions reinvested	16	11
Cost of shares redeemed	(7)	(3)
Change in net assets resulting from Class R4 capital transactions	119	58
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$1,762	$19,960
Distributions reinvested	1,356	220
Cost of shares redeemed	(4,919)	(2,906)
Change in net assets resulting from Class R5 capital transactions	(1,801)	17,274
Class R6
Proceeds from shares issued	685,624	821,643
Distributions reinvested	310,545	419,131
Cost of shares redeemed	(1,335,957)	(1,306,320)
Change in net assets resulting from Class R6 capital transactions	(339,788)	(65,546)
Total change in net assets resulting from capital transactions	$(940,864)	$(258,480)
SHARE TRANSACTIONS:
Class A
Issued	6,664	10,486
Reinvested	2,370	3,312
Redeemed	(9,145)	(8,759)
Change in Class A Shares	(111)	5,039
Class C
Issued	561	942
Reinvested	325	664
Redeemed	(2,689)	(3,069)
Change in Class C Shares	(1,803)	(1,463)
Class I
Issued	8,958	10,667
Reinvested	3,105	4,981
Redeemed	(21,618)	(19,423)
Change in Class I Shares	(9,555)	(3,775)
Class L
Issued	4,113	4,801
Reinvested	2,419	4,009
Redeemed	(11,671)	(14,491)
Change in Class L Shares	(5,139)	(5,681)
Class R2
Issued	2	2
Reinvested	1	1
Redeemed	— (a)	(1)
Change in Class R2 Shares	3	2

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Value Advantage Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R3
Issued	27	18
Reinvested	4	4
Redeemed	(37)	(38)
Change in Class R3 Shares	(6)	(16)
Class R4
Issued	2	2
Reinvested	1	— (a)
Redeemed	— (a)	— (a)
Change in Class R4 Shares	3	2
Class R5
Issued	50	557
Reinvested	38	6
Redeemed	(134)	(83)
Change in Class R5 Shares	(46)	480
Class R6
Issued	19,011	23,201
Reinvested	8,790	11,732
Redeemed	(37,154)	(35,732)
Change in Class R6 Shares	(9,353)	(799)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Year Ended June 30, 2024	$28.14	$(0.13)	$9.47	$9.34	$—	$(0.20)	$(0.20)
Year Ended June 30, 2023	22.52	(0.08)	5.79	5.71	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.66	(0.16)	(6.04)	(6.20)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.16)	11.67	11.51	—	(3.12)	(3.12)
Year Ended June 30, 2020	21.78	(0.08)	5.74	5.66	—	(2.17)	(2.17)
Class C
Year Ended June 30, 2024	22.25	(0.22)	7.44	7.22	—	(0.20)	(0.20)
Year Ended June 30, 2023	17.91	(0.16)	4.59	4.43	—	(0.09)	(0.09)
Year Ended June 30, 2022	27.83	(0.26)	(4.72)	(4.98)	—	(4.94)	(4.94)
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Year Ended June 30, 2020	18.86	(0.16)	4.89	4.73	—	(2.17)	(2.17)
Class I
Year Ended June 30, 2024	29.79	(0.05)	10.04	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.78	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.20	(0.09)	(6.39)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Class R2
Year Ended June 30, 2024	27.58	(0.21)	9.27	9.06	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.14	(0.14)	5.67	5.53	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.24	(0.21)	(5.95)	(6.16)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Year Ended June 30, 2020	21.67	(0.13)	5.68	5.55	—	(2.17)	(2.17)
Class R3
Year Ended June 30, 2024	28.08	(0.13)	9.45	9.32	—	(0.20)	(0.20)
Year Ended June 30, 2023	22.48	(0.09)	5.78	5.69	—	(0.09)	(0.09)
Year Ended June 30, 2022	33.61	(0.14)	(6.05)	(6.19)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Year Ended June 30, 2020	21.79	(0.08)	5.73	5.65	—	(2.17)	(2.17)
Class R4
Year Ended June 30, 2024	29.80	(0.06)	10.05	9.99	—	(0.20)	(0.20)
Year Ended June 30, 2023	23.79	(0.02)	6.12	6.10	—	(0.09)	(0.09)
Year Ended June 30, 2022	35.21	(0.10)	(6.38)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Class R5
Year Ended June 30, 2024	30.85	(0.01)	10.41	10.40	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.59	0.01	6.34	6.35	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.18	(0.05)	(6.60)	(6.65)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Year Ended June 30, 2020	23.00	0.01	6.09	6.10	—	(2.17)	(2.17)
Class R6
Year Ended June 30, 2024	31.24	0.03	10.55	10.58	—	(0.20)	(0.20)
Year Ended June 30, 2023	24.88	0.04	6.41	6.45	—	(0.09)	(0.09)
Year Ended June 30, 2022	36.52	(0.01)	(6.69)	(6.70)	—	(4.94)	(4.94)
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)
Year Ended June 30, 2020	23.15	0.03	6.15	6.18	—	(2.17)	(2.17)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$37.28	33.34%	$4,103,661	1.04%	(0.41)%	1.13%	28%
28.14	25.46	2,957,562	1.04	(0.34)	1.14	38
22.52	(22.53)	2,362,435	1.08	(0.54)	1.14	33
33.66	47.55	3,013,691	1.13	(0.54)	1.14	43
25.27	27.87	2,032,870	1.14	(0.36)	1.16	47

29.27	32.64	779,526	1.54	(0.91)	1.64	28
22.25	24.86	808,227	1.54	(0.84)	1.64	38
17.91	(22.90)	798,037	1.58	(1.05)	1.64	33
27.83	46.80	1,218,051	1.63	(1.04)	1.63	43
21.42	27.20	942,512	1.64	(0.86)	1.66	47

39.58	33.68	5,860,279	0.79	(0.16)	0.88	28
29.79	25.75	4,496,251	0.79	(0.09)	0.89	38
23.78	(22.33)	3,376,110	0.83	(0.29)	0.89	33
35.20	47.95	4,622,602	0.88	(0.29)	0.88	43
26.29	28.15	2,827,894	0.89	(0.11)	0.90	47

36.44	33.00	11,464	1.30	(0.67)	1.42	28
27.58	25.08	6,945	1.30	(0.60)	1.44	38
22.14	(22.71)	4,972	1.32	(0.75)	1.56	33
33.24	47.18	510	1.39	(0.79)	1.66	43
25.05	27.48	239	1.39	(0.59)	1.88	47

37.20	33.34	30,327	1.05	(0.42)	1.14	28
28.08	25.41	27,413	1.05	(0.36)	1.15	38
22.48	(22.54)	13,221	1.08	(0.50)	1.16	33
33.61	47.60	5,089	1.14	(0.54)	1.17	43
25.27	27.80	1,076	1.14	(0.36)	1.24	47

39.59	33.67	43,769	0.80	(0.17)	0.88	28
29.80	25.74	24,519	0.80	(0.09)	0.89	38
23.79	(22.32)	15,452	0.83	(0.30)	0.89	33
35.21	47.91	22,559	0.88	(0.29)	0.88	43
26.29	28.15	17,739	0.89	(0.11)	0.90	47

41.05	33.85	123,217	0.65	(0.02)	0.73	28
30.85	25.92	104,828	0.65	0.05	0.74	38
24.59	(22.18)	103,367	0.68	(0.15)	0.74	33
36.18	48.16	141,386	0.73	(0.14)	0.73	43
26.93	28.32	133,780	0.74	0.04	0.76	47

41.62	34.01	9,345,278	0.55	0.08	0.63	28
31.24	26.02	7,474,875	0.55	0.15	0.64	38
24.88	(22.11)	5,407,723	0.58	(0.03)	0.64	33
36.52	48.28	5,754,949	0.63	(0.03)	0.63	43
27.16	28.49	4,854,095	0.64	0.14	0.65	47
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Year Ended June 30, 2024	$53.29	$0.19	$5.92	$6.11	$(0.18)	$—	$(0.18)
Year Ended June 30, 2023	48.06	0.16	6.37	6.53	(0.12)	(1.18)	(1.30)
Year Ended June 30, 2022	62.14	0.05	(9.53)	(9.48)	—	(4.60)	(4.60)
Year Ended June 30, 2021	47.20	(0.03)	21.27	21.24	(0.08)	(6.22)	(6.30)
Year Ended June 30, 2020	50.52	0.13	0.78	0.91	(0.30)	(3.93)	(4.23)
Class C
Year Ended June 30, 2024	49.56	(0.08)	5.48	5.40	—	—	—
Year Ended June 30, 2023	44.88	(0.09)	5.95	5.86	—	(1.18)	(1.18)
Year Ended June 30, 2022	58.61	(0.25)	(8.88)	(9.13)	—	(4.60)	(4.60)
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Year Ended June 30, 2020	48.32	(0.10)	0.71	0.61	(0.05)	(3.93)	(3.98)
Class I
Year Ended June 30, 2024	54.58	0.34	6.05	6.39	(0.29)	—	(0.29)
Year Ended June 30, 2023	49.19	0.30	6.51	6.81	(0.24)	(1.18)	(1.42)
Year Ended June 30, 2022	63.43	0.20	(9.75)	(9.55)	(0.09)	(4.60)	(4.69)
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Year Ended June 30, 2020	51.35	0.25	0.80	1.05	(0.40)	(3.93)	(4.33)
Class R2
Year Ended June 30, 2024	52.24	0.06	5.77	5.83	(0.10)	—	(0.10)
Year Ended June 30, 2023	47.19	0.06	6.22	6.28	(0.05)	(1.18)	(1.23)
Year Ended June 30, 2022	61.24	(0.09)	(9.36)	(9.45)	—	(4.60)	(4.60)
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Year Ended June 30, 2020	49.96	0.01	0.76	0.77	(0.16)	(3.93)	(4.09)
Class R5
Year Ended June 30, 2024	54.78	0.43	6.07	6.50	(0.37)	—	(0.37)
Year Ended June 30, 2023	49.42	0.44	6.47	6.91	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.52	0.24	(9.74)	(9.50)	—	(4.60)	(4.60)
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)
Year Ended June 30, 2020	51.37	0.30	0.83	1.13	(0.46)	(3.93)	(4.39)
Class R6
Year Ended June 30, 2024	54.73	0.49	6.07	6.56	(0.43)	—	(0.43)
Year Ended June 30, 2023	49.32	0.43	6.53	6.96	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.57	0.35	(9.78)	(9.43)	(0.22)	(4.60)	(4.82)
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)
Year Ended June 30, 2020	51.41	0.37	0.81	1.18	(0.52)	(3.93)	(4.45)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$59.22	11.48%	$765,572	1.14%	0.35%	1.25%	38%
53.29	13.70	642,773	1.14	0.32	1.26	40
48.06	(16.58)	526,401	1.15	0.08	1.26	33
62.14	47.31	595,304	1.14	(0.05)	1.26	54
47.20	2.20	405,857	1.14	0.28	1.26	49

54.96	10.90	15,065	1.64	(0.16)	1.77	38
49.56	13.16	14,923	1.64	(0.18)	1.78	40
44.88	(17.00)	13,761	1.65	(0.44)	1.77	33
58.61	46.59	21,836	1.63	(0.56)	1.75	54
44.95	1.69	20,753	1.64	(0.23)	1.76	49

60.68	11.74	1,079,673	0.89	0.60	1.00	38
54.58	13.99	995,077	0.89	0.58	1.01	40
49.19	(16.37)	802,716	0.90	0.33	1.02	33
63.43	47.67	886,782	0.89	0.23	1.00	54
48.07	2.46	341,317	0.89	0.53	1.01	49

57.97	11.18	2,395	1.39	0.11	1.66	38
52.24	13.43	1,546	1.39	0.11	1.68	40
47.19	(16.79)	552	1.40	(0.16)	1.66	33
61.24	46.94	555	1.38	(0.33)	1.59	54
46.64	1.96	623	1.39	0.03	1.55	49

60.91	11.91	11,519	0.74	0.75	0.85	38
54.78	14.15	10,068	0.74	0.84	0.86	40
49.42	(16.24)	1	0.74	0.39	0.91	33
63.52	47.89	74	0.74	0.29	0.87	54
48.11	2.62	871	0.74	0.61	0.86	49

60.86	12.03	2,657,257	0.64	0.85	0.75	38
54.73	14.28	1,893,374	0.64	0.83	0.76	40
49.32	(16.17)	1,285,957	0.65	0.59	0.76	33
63.57	48.03	1,320,991	0.64	0.45	0.75	54
48.14	2.72	867,761	0.64	0.75	0.76	49
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	41

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Year Ended June 30, 2024	$35.03	$(0.22)	$4.91	$4.69	$—	$—	$—
Year Ended June 30, 2023	29.58	(0.18)	5.93	5.75	—	(0.30)	(0.30)
Year Ended June 30, 2022	46.20	(0.31)	(11.67)	(11.98)	—	(4.64)	(4.64)
Year Ended June 30, 2021	36.43	(0.36)	15.58	15.22	—	(5.45)	(5.45)
Year Ended June 30, 2020	32.94	(0.20)	6.50	6.30	—	(2.81)	(2.81)
Class C
Year Ended June 30, 2024	23.29	(0.26)	3.24	2.98	—	—	—
Year Ended June 30, 2023	19.86	(0.23)	3.96	3.73	—	(0.30)	(0.30)
Year Ended June 30, 2022	32.69	(0.36)	(7.83)	(8.19)	—	(4.64)	(4.64)
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Year Ended June 30, 2020	25.34	(0.28)	4.90	4.62	—	(2.81)	(2.81)
Class I
Year Ended June 30, 2024	43.56	(0.15)	6.10	5.95	—	—	—
Year Ended June 30, 2023	36.62	(0.12)	7.36	7.24	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.95	(0.25)	(14.44)	(14.69)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.37	(0.12)	7.67	7.55	—	(2.81)	(2.81)
Class R2
Year Ended June 30, 2024	38.91	(0.37)	5.44	5.07	—	—	—
Year Ended June 30, 2023	32.93	(0.31)	6.59	6.28	—	(0.30)	(0.30)
Year Ended June 30, 2022	51.05	(0.47)	(13.01)	(13.48)	—	(4.64)	(4.64)
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Year Ended June 30, 2020	35.91	(0.31)	7.11	6.80	—	(2.81)	(2.81)
Class R3
Year Ended June 30, 2024	42.44	(0.29)	5.93	5.64	—	—	—
Year Ended June 30, 2023	35.80	(0.24)	7.18	6.94	—	(0.30)	(0.30)
Year Ended June 30, 2022	54.95	(0.41)	(14.10)	(14.51)	—	(4.64)	(4.64)
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Year Ended June 30, 2020	38.01	(0.23)	7.56	7.33	—	(2.81)	(2.81)
Class R4
Year Ended June 30, 2024	43.34	(0.18)	6.08	5.90	—	—	—
Year Ended June 30, 2023	36.47	(0.14)	7.31	7.17	—	(0.30)	(0.30)
Year Ended June 30, 2022	55.76	(0.28)	(14.37)	(14.65)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.30	(0.14)	7.65	7.51	—	(2.81)	(2.81)
Class R5
Year Ended June 30, 2024	44.56	(0.11)	6.25	6.14	—	—	—
Year Ended June 30, 2023	37.42	(0.08)	7.52	7.44	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.00	(0.20)	(14.74)	(14.94)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Year Ended June 30, 2020	38.90	(0.06)	7.78	7.72	—	(2.81)	(2.81)
Class R6
Year Ended June 30, 2024	44.96	(0.07)	6.31	6.24	—	—	—
Year Ended June 30, 2023	37.73	(0.05)	7.58	7.53	—	(0.30)	(0.30)
Year Ended June 30, 2022	57.39	(0.16)	(14.86)	(15.02)	—	(4.64)	(4.64)
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)
Year Ended June 30, 2020	39.09	(0.04)	7.83	7.79	—	(2.81)	(2.81)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$39.72	13.39%	$1,365,143	1.14%	(0.59)%	1.26%	55%
35.03	19.53	1,242,347	1.14	(0.56)	1.26	45
29.58	(28.80)	1,119,928	1.18	(0.78)	1.26	45
46.20	43.59	1,642,278	1.24	(0.85)	1.26	42
36.43	20.30	1,141,467	1.24	(0.62)	1.27	63

26.27	12.80	51,347	1.64	(1.08)	1.76	55
23.29	18.91	60,306	1.64	(1.06)	1.75	45
19.86	(29.14)	67,482	1.68	(1.28)	1.75	45
32.69	42.84	109,845	1.74	(1.36)	1.75	42
27.15	19.72	86,046	1.74	(1.12)	1.75	63

49.51	13.66	2,378,644	0.89	(0.34)	0.99	55
43.56	19.84	2,344,119	0.89	(0.30)	1.00	45
36.62	(28.62)	1,403,485	0.91	(0.50)	1.00	45
55.95	44.02	2,003,878	0.93	(0.54)	0.99	42
43.11	20.70	1,205,433	0.93	(0.31)	1.00	63

43.98	13.03	53,890	1.45	(0.89)	1.55	55
38.91	19.15	46,941	1.45	(0.87)	1.55	45
32.93	(29.02)	42,153	1.47	(1.06)	1.54	45
51.05	43.24	57,273	1.49	(1.10)	1.53	42
39.90	20.00	39,404	1.49	(0.87)	1.55	63

48.08	13.29	62,283	1.20	(0.64)	1.25	55
42.44	19.46	51,316	1.20	(0.62)	1.25	45
35.80	(28.82)	36,455	1.22	(0.82)	1.25	45
54.95	43.57	70,608	1.24	(0.86)	1.24	42
42.53	20.30	42,573	1.24	(0.61)	1.25	63

49.24	13.61	38,037	0.95	(0.39)	1.00	55
43.34	19.73	23,144	0.95	(0.37)	1.00	45
36.47	(28.65)	19,437	0.97	(0.56)	1.00	45
55.76	43.92	22,947	0.99	(0.60)	0.99	42
43.00	20.63	11,194	0.99	(0.37)	1.00	63

50.70	13.78	528,171	0.79	(0.23)	0.84	55
44.56	19.95	504,025	0.79	(0.21)	0.85	45
37.42	(28.53)	448,298	0.79	(0.39)	0.85	45
57.00	44.22	730,273	0.79	(0.40)	0.84	42
43.81	20.86	519,097	0.79	(0.17)	0.85	63

51.20	13.88	6,346,311	0.70	(0.14)	0.74	55
44.96	20.03	5,188,694	0.70	(0.11)	0.75	45
37.73	(28.47)	3,842,661	0.72	(0.31)	0.75	45
57.39	44.30	4,435,662	0.74	(0.35)	0.74	42
44.07	20.94	2,435,853	0.74	(0.11)	0.75	63
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	43

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Year Ended June 30, 2024	$34.36	$0.28	$3.29	$3.57	$(0.34)	$(1.71)	$(2.05)
Year Ended June 30, 2023	34.90	0.32	3.01	3.33	(0.28)	(3.59)	(3.87)
Year Ended June 30, 2022	43.69	0.24	(2.97)	(2.73)	(0.16)	(5.90)	(6.06)
Year Ended June 30, 2021	31.12	0.17	15.09	15.26	(0.29)	(2.40)	(2.69)
Year Ended June 30, 2020	38.02	0.33	(5.35)	(5.02)	(0.33)	(1.55)	(1.88)
Class C
Year Ended June 30, 2024	32.43	0.09	3.11	3.20	(0.17)	(1.71)	(1.88)
Year Ended June 30, 2023	33.10	0.13	2.86	2.99	(0.07)	(3.59)	(3.66)
Year Ended June 30, 2022	41.77	0.03	(2.80)	(2.77)	—	(5.90)	(5.90)
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Year Ended June 30, 2020	36.44	0.14	(5.14)	(5.00)	(0.12)	(1.55)	(1.67)
Class I
Year Ended June 30, 2024	34.99	0.37	3.37	3.74	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	35.48	0.40	3.07	3.47	(0.37)	(3.59)	(3.96)
Year Ended June 30, 2022	44.30	0.34	(3.02)	(2.68)	(0.24)	(5.90)	(6.14)
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Year Ended June 30, 2020	38.48	0.43	(5.42)	(4.99)	(0.43)	(1.55)	(1.98)
Class L
Year Ended June 30, 2024	35.66	0.43	3.43	3.86	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.09	0.47	3.12	3.59	(0.43)	(3.59)	(4.02)
Year Ended June 30, 2022	44.98	0.43	(3.09)	(2.66)	(0.33)	(5.90)	(6.23)
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Year Ended June 30, 2020	38.99	0.52	(5.48)	(4.96)	(0.52)	(1.55)	(2.07)
Class R2
Year Ended June 30, 2024	32.08	0.17	3.07	3.24	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	32.84	0.21	2.84	3.05	(0.22)	(3.59)	(3.81)
Year Ended June 30, 2022	41.48	0.12	(2.78)	(2.66)	(0.08)	(5.90)	(5.98)
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Year Ended June 30, 2020	36.35	0.23	(5.11)	(4.88)	(0.25)	(1.55)	(1.80)
Class R3
Year Ended June 30, 2024	33.90	0.27	3.26	3.53	(0.35)	(1.71)	(2.06)
Year Ended June 30, 2023	34.49	0.31	2.98	3.29	(0.29)	(3.59)	(3.88)
Year Ended June 30, 2022	43.25	0.23	(2.94)	(2.71)	(0.15)	(5.90)	(6.05)
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)
Year Ended June 30, 2020	37.70	0.33	(5.30)	(4.97)	(0.35)	(1.55)	(1.90)
Class R4
Year Ended June 30, 2024	34.76	0.37	3.33	3.70	(0.45)	(1.71)	(2.16)
Year Ended June 30, 2023	35.29	0.40	3.05	3.45	(0.39)	(3.59)	(3.98)
Year Ended June 30, 2022	44.02	0.34	(3.00)	(2.66)	(0.17)	(5.90)	(6.07)
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Year Ended June 30, 2020	38.29	0.43	(5.40)	(4.97)	(0.43)	(1.55)	(1.98)
Class R5
Year Ended June 30, 2024	35.59	0.43	3.42	3.85	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.03	0.47	3.10	3.57	(0.42)	(3.59)	(4.01)
Year Ended June 30, 2022	44.90	0.40	(3.06)	(2.66)	(0.31)	(5.90)	(6.21)
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)
Year Ended June 30, 2020	38.93	0.49	(5.48)	(4.99)	(0.49)	(1.55)	(2.04)
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$35.88	10.75%	$1,154,573	1.14%	0.79%	1.24%	13%
34.36	9.66	1,181,402	1.14	0.91	1.24	12
34.90	(7.73)	1,203,015	1.18	0.57	1.24	16
43.69	51.06	1,608,828	1.22	0.46	1.23	21
31.12	(14.13)	1,171,139	1.24	0.93	1.24	18

33.75	10.20	35,234	1.64	0.28	1.75	13
32.43	9.10	44,732	1.64	0.38	1.74	12
33.10	(8.17)	61,031	1.68	0.07	1.74	16
41.77	50.32	76,078	1.72	(0.05)	1.73	21
29.77	(14.58)	84,827	1.73	0.42	1.74	18

36.60	11.06	1,734,586	0.89	1.04	0.99	13
34.99	9.92	1,886,979	0.89	1.14	0.99	12
35.48	(7.50)	2,276,870	0.93	0.81	0.98	16
44.30	51.46	3,061,126	0.97	0.72	0.98	21
31.51	(13.93)	2,164,300	0.98	1.20	0.99	18

37.33	11.19	5,443,664	0.75	1.18	0.84	13
35.66	10.11	6,071,628	0.75	1.29	0.84	12
36.09	(7.35)	6,586,299	0.75	1.00	0.83	16
44.98	51.76	7,839,627	0.75	0.94	0.83	21
31.96	(13.71)	5,976,033	0.75	1.41	0.84	18

33.33	10.45	65,891	1.40	0.52	1.51	13
32.08	9.39	60,386	1.40	0.65	1.49	12
32.84	(7.97)	59,842	1.43	0.32	1.49	16
41.48	50.69	71,087	1.48	0.21	1.49	21
29.67	(14.36)	59,200	1.49	0.69	1.50	18

35.37	10.77	74,046	1.15	0.78	1.24	13
33.90	9.65	71,414	1.15	0.90	1.24	12
34.49	(7.75)	69,915	1.18	0.56	1.23	16
43.25	51.07	88,116	1.22	0.47	1.23	21
30.83	(14.13)	63,836	1.23	0.96	1.24	18

36.30	11.02	30,419	0.90	1.06	0.99	13
34.76	9.90	18,338	0.90	1.14	0.99	12
35.29	(7.50)	22,574	0.94	0.80	0.98	16
44.02	51.47	31,938	0.97	0.70	0.98	21
31.34	(13.93)	24,576	0.98	1.21	0.99	18

37.25	11.19	49,620	0.75	1.18	0.84	13
35.59	10.08	47,429	0.75	1.30	0.84	12
36.03	(7.35)	48,283	0.78	0.94	0.83	16
44.90	51.69	89,178	0.82	0.87	0.83	21
31.90	(13.79)	69,110	0.83	1.34	0.83	18
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R6
Year Ended June 30, 2024	$35.65	$0.46	$3.43	$3.89	$(0.51)	$(1.71)	$(2.22)
Year Ended June 30, 2023	36.09	0.51	3.11	3.62	(0.47)	(3.59)	(4.06)
Year Ended June 30, 2022	44.96	0.46	(3.08)	(2.62)	(0.35)	(5.90)	(6.25)
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)
Year Ended June 30, 2020	38.97	0.52	(5.47)	(4.95)	(0.53)	(1.55)	(2.08)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$37.32	11.30%	$4,304,906	0.65%	1.28%	0.74%	13%
35.65	10.20	4,087,234	0.65	1.42	0.74	12
36.09	(7.26)	3,480,524	0.68	1.07	0.73	16
44.96	51.83	4,184,659	0.72	0.97	0.73	21
31.94	(13.70)	3,101,566	0.73	1.46	0.74	18
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Year Ended June 30, 2024	$35.00	$0.50	$4.41	$4.91	$(0.50)	$(1.97)	$(2.47)
Year Ended June 30, 2023	36.05	0.52	2.02	2.54	(0.53)	(3.06)	(3.59)
Year Ended June 30, 2022	42.90	0.41	(1.67)	(1.26)	(0.32)	(5.27)	(5.59)
Year Ended June 30, 2021	29.53	0.34	14.04	14.38	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.46	0.49	(5.04)	(4.55)	(0.45)	(0.93)	(1.38)
Class C
Year Ended June 30, 2024	34.90	0.32	4.41	4.73	(0.26)	(1.97)	(2.23)
Year Ended June 30, 2023	35.91	0.34	2.00	2.34	(0.29)	(3.06)	(3.35)
Year Ended June 30, 2022	42.73	0.20	(1.65)	(1.45)	(0.10)	(5.27)	(5.37)
Year Ended June 30, 2021	29.38	0.16	13.99	14.15	(0.27)	(0.53)	(0.80)
Year Ended June 30, 2020	35.29	0.32	(5.04)	(4.72)	(0.26)	(0.93)	(1.19)
Class I
Year Ended June 30, 2024	35.30	0.59	4.46	5.05	(0.58)	(1.97)	(2.55)
Year Ended June 30, 2023	36.31	0.61	2.03	2.64	(0.59)	(3.06)	(3.65)
Year Ended June 30, 2022	43.15	0.51	(1.68)	(1.17)	(0.40)	(5.27)	(5.67)
Year Ended June 30, 2021	29.71	0.43	14.13	14.56	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.67	0.57	(5.06)	(4.49)	(0.54)	(0.93)	(1.47)
Class L
Year Ended June 30, 2024	35.35	0.64	4.46	5.10	(0.63)	(1.97)	(2.60)
Year Ended June 30, 2023	36.36	0.66	2.04	2.70	(0.65)	(3.06)	(3.71)
Year Ended June 30, 2022	43.20	0.57	(1.68)	(1.11)	(0.46)	(5.27)	(5.73)
Year Ended June 30, 2021	29.73	0.49	14.14	14.63	(0.63)	(0.53)	(1.16)
Year Ended June 30, 2020	35.69	0.63	(5.07)	(4.44)	(0.59)	(0.93)	(1.52)
Class R2
Year Ended June 30, 2024	34.48	0.40	4.34	4.74	(0.45)	(1.97)	(2.42)
Year Ended June 30, 2023	35.56	0.41	2.00	2.41	(0.43)	(3.06)	(3.49)
Year Ended June 30, 2022	42.46	0.31	(1.65)	(1.34)	(0.29)	(5.27)	(5.56)
Year Ended June 30, 2021	29.31	0.26	13.90	14.16	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.24	0.40	(5.01)	(4.61)	(0.39)	(0.93)	(1.32)
Class R3
Year Ended June 30, 2024	34.48	0.49	4.34	4.83	(0.52)	(1.97)	(2.49)
Year Ended June 30, 2023	35.51	0.50	2.00	2.50	(0.47)	(3.06)	(3.53)
Year Ended June 30, 2022	42.36	0.41	(1.65)	(1.24)	(0.34)	(5.27)	(5.61)
Year Ended June 30, 2021	29.21	0.33	13.88	14.21	(0.53)	(0.53)	(1.06)
Year Ended June 30, 2020	35.08	0.48	(4.98)	(4.50)	(0.44)	(0.93)	(1.37)
Class R4
Year Ended June 30, 2024	35.62	0.60	4.49	5.09	(0.60)	(1.97)	(2.57)
Year Ended June 30, 2023	36.30	0.61	2.04	2.65	(0.27)	(3.06)	(3.33)
Year Ended June 30, 2022	42.92	0.50	(1.67)	(1.17)	(0.18)	(5.27)	(5.45)
Year Ended June 30, 2021	29.56	0.42	14.06	14.48	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.52	0.57	(5.04)	(4.47)	(0.56)	(0.93)	(1.49)
Class R5
Year Ended June 30, 2024	35.27	0.64	4.46	5.10	(0.64)	(1.97)	(2.61)
Year Ended June 30, 2023	36.30	0.65	2.04	2.69	(0.66)	(3.06)	(3.72)
Year Ended June 30, 2022	43.12	0.57	(1.69)	(1.12)	(0.43)	(5.27)	(5.70)
Year Ended June 30, 2021	29.67	0.49	14.11	14.60	(0.62)	(0.53)	(1.15)
Year Ended June 30, 2020	35.62	0.63	(5.05)	(4.42)	(0.60)	(0.93)	(1.53)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$37.44	14.62%	$1,328,087	1.04%	1.39%	1.15%	17%
35.00	7.03	1,245,482	1.04	1.45	1.14	24
36.05	(3.78)	1,101,144	1.07	0.99	1.14	23
42.90	49.47	1,050,569	1.13	0.94	1.14	34
29.53	(13.60)	736,715	1.14	1.45	1.16	29

37.40	14.07	171,159	1.54	0.89	1.65	17
34.90	6.47	222,660	1.54	0.94	1.65	24
35.91	(4.24)	281,613	1.58	0.48	1.65	23
42.73	48.75	349,246	1.63	0.45	1.64	34
29.38	(14.04)	332,229	1.64	0.94	1.66	29

37.80	14.91	1,619,210	0.79	1.64	0.89	17
35.30	7.29	1,849,562	0.79	1.69	0.89	24
36.31	(3.54)	2,039,492	0.82	1.23	0.89	23
43.15	49.86	2,326,829	0.88	1.20	0.89	34
29.71	(13.39)	2,047,640	0.89	1.70	0.90	29

37.85	15.06	1,311,918	0.65	1.78	0.74	17
35.35	7.44	1,406,943	0.65	1.83	0.74	24
36.36	(3.39)	1,653,596	0.68	1.38	0.74	23
43.20	50.10	1,855,713	0.73	1.35	0.74	34
29.73	(13.26)	1,593,954	0.74	1.85	0.75	29

36.80	14.33	456	1.30	1.13	1.58	17
34.48	6.75	334	1.30	1.18	1.52	24
35.56	(4.02)	292	1.33	0.77	1.49	23
42.46	49.10	194	1.38	0.73	1.54	34
29.31	(13.82)	182	1.39	1.27	1.55	29

36.82	14.61	2,150	1.05	1.38	1.21	17
34.48	7.03	2,195	1.05	1.41	1.20	24
35.51	(3.78)	2,845	1.08	1.00	1.17	23
42.36	49.46	3,020	1.13	0.92	1.17	34
29.21	(13.60)	1,519	1.14	1.43	1.18	29

38.14	14.90	309	0.80	1.63	1.08	17
35.62	7.29	173	0.80	1.69	0.93	24
36.30	(3.53)	118	0.84	1.20	0.89	23
42.92	49.86	1,724	0.88	1.26	0.89	34
29.56	(13.40)	32,555	0.88	1.74	0.90	29

37.76	15.08	17,623	0.65	1.78	0.74	17
35.27	7.45	18,118	0.65	1.87	0.74	24
36.30	(3.40)	1,178	0.68	1.38	0.74	23
43.12	50.12	1,365	0.73	1.41	0.74	34
29.67	(13.25)	5,529	0.74	1.85	0.75	29
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R6
Year Ended June 30, 2024	$35.31	$0.68	$4.45	$5.13	$(0.67)	$(1.97)	$(2.64)
Year Ended June 30, 2023	36.32	0.69	2.05	2.74	(0.69)	(3.06)	(3.75)
Year Ended June 30, 2022	43.16	0.61	(1.68)	(1.07)	(0.50)	(5.27)	(5.77)
Year Ended June 30, 2021	29.71	0.52	14.13	14.65	(0.67)	(0.53)	(1.20)
Year Ended June 30, 2020	35.67	0.66	(5.06)	(4.40)	(0.63)	(0.93)	(1.56)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$37.80	15.17%	$4,294,901	0.55%	1.88%	0.64%	17%
35.31	7.58	4,341,944	0.55	1.93	0.64	24
36.32	(3.30)	4,495,856	0.58	1.47	0.64	23
43.16	50.23	5,562,656	0.63	1.44	0.64	34
29.71	(13.18)	3,949,596	0.64	1.96	0.65	29
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	51

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.
J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.
The following are 5 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.
The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.
The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.
Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

52	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Growth Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobiles	$170,028	$—	$—	$170,028
Beverages	136,821	—	—	136,821
Biotechnology	696,570	—	—	696,570
Broadline Retail	1,264,012	—	—	1,264,012
Building Products	308,472	—	—	308,472
Capital Markets	869,076	—	—	869,076
Commercial Services & Supplies	161,945	—	—	161,945
Communications Equipment	151,262	—	—	151,262
Construction & Engineering	211,188	—	—	211,188
Distributors	49,935	—	—	49,935
Electrical Equipment	397,684	—	—	397,684
Energy Equipment & Services	213,291	—	—	213,291
Entertainment	413,319	—	—	413,319
Financial Services	484,345	—	—	484,345
Ground Transportation	398,379	—	—	398,379

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	53

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Growth Advantage Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Equipment & Supplies	$395,297	$—	$—	$395,297
Health Care Providers & Services	235,439	—	—	235,439
Hotels, Restaurants & Leisure	604,426	—	—	604,426
Household Durables	139,128	—	—	139,128
Insurance	196,826	—	—	196,826
Interactive Media & Services	2,076,206	—	—	2,076,206
IT Services	157,971	—	—	157,971
Life Sciences Tools & Services	252,638	—	—	252,638
Machinery	318,283	—	—	318,283
Media	213,283	—	—	213,283
Oil, Gas & Consumable Fuels	132,645	—	—	132,645
Personal Care Products	154,426	—	—	154,426
Pharmaceuticals	682,883	—	—	682,883
Professional Services	150,353	—	—	150,353
Semiconductors & Semiconductor Equipment	3,549,672	—	—	3,549,672
Software	3,346,533	—	37,955	3,384,488
Specialty Retail	359,520	—	—	359,520
Technology Hardware, Storage & Peripherals	1,207,842	—	—	1,207,842
Trading Companies & Distributors	64,062	—	—	64,062
Total Common Stocks	20,163,760	—	37,955	20,201,715
Short-Term Investments
Investment Companies	195,828	—	—	195,828
Total Investments in Securities	$20,359,588	$—	$37,955	$20,397,543

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,518,549	$—	$—	$4,518,549

(a)	Please refer to the SOI for specifics of portfolio holdings.

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$182,502	$—	$—	$182,502
Automobiles	40,552	—	—	40,552
Banks	78,073	—	—	78,073
Beverages	149,232	—	—	149,232
Biotechnology	670,520	—	—	670,520
Building Products	301,906	—	—	301,906
Capital Markets	1,032,780	—	—	1,032,780
Commercial Services & Supplies	214,234	—	—	214,234
Communications Equipment	87,542	—	—	87,542
Construction & Engineering	165,727	—	—	165,727

54	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

Mid Cap Growth Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Construction Materials	$59,831	$—	$—	$59,831
Consumer Staples Distribution & Retail	66,648	—	—	66,648
Distributors	76,451	—	—	76,451
Diversified Consumer Services	99,785	—	—	99,785
Electrical Equipment	388,710	—	—	388,710
Electronic Equipment, Instruments & Components	150,841	—	—	150,841
Energy Equipment & Services	126,962	—	—	126,962
Entertainment	99,957	—	—	99,957
Financial Services	91,649	—	—	91,649
Ground Transportation	211,407	—	—	211,407
Health Care Equipment & Supplies	481,897	—	—	481,897
Health Care Providers & Services	256,100	—	—	256,100
Hotels, Restaurants & Leisure	581,242	—	—	581,242
Household Durables	88,964	—	—	88,964
Independent Power and Renewable Electricity Producers	64,933	—	—	64,933
Insurance	89,349	—	—	89,349
Interactive Media & Services	54,673	—	—	54,673
IT Services	405,177	—	—	405,177
Life Sciences Tools & Services	283,099	—	—	283,099
Machinery	379,676	—	—	379,676
Media	273,473	—	—	273,473
Oil, Gas & Consumable Fuels	206,603	—	—	206,603
Personal Care Products	131,008	—	—	131,008
Pharmaceuticals	127,892	—	—	127,892
Professional Services	190,368	—	—	190,368
Semiconductors & Semiconductor Equipment	869,283	—	—	869,283
Software	998,649	—	22,386	1,021,035
Specialty Retail	466,912	—	—	466,912
Technology Hardware, Storage & Peripherals	172,378	—	—	172,378
Trading Companies & Distributors	75,452	—	—	75,452
Total Common Stocks	10,492,437	—	22,386	10,514,823
Short-Term Investments
Investment Companies	175,763	—	—	175,763
Investment of Cash Collateral from Securities Loaned	121,264	—	—	121,264
Total Short-Term Investments	297,027	—	—	297,027
Total Investments in Securities	$10,789,464	$—	$22,386	$10,811,850

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,886,853	$—	$—	$12,886,853

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	55

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,775,925	$—	$—	$8,775,925

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2024, the Funds, with the exception of Growth Advantage Fund and Mid Cap Growth Fund, had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
As of June 30, 2024, Growth Advantage Fund and Mid Cap Growth Fund held restricted securities as follows:
Growth Advantage Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Coreweave, Inc.	11/28/2023	$15,096	$37,955	0.2%
Mid Cap Growth Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Coreweave, Inc.	11/28/2023	$8,904	$22,386	0.2%
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

56	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Mid Cap Equity Fund	$13,810	$(13,810)	$—
Mid Cap Growth Fund	118,159	(118,159)	—
Mid Cap Value Fund	7,141	(7,141)	—
Value Advantage Fund	65,550	(65,550)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Growth Advantage Fund	$5
Mid Cap Equity Fund	4
Mid Cap Growth Fund	16
Mid Cap Value Fund	9
Value Advantage Fund	6
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Growth Advantage Fund did not have any securities out on loan at June 30, 2024.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Growth Advantage Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$229,015	$3,584,076	$3,617,325	$63	$(1)	$195,828	195,789	$13,076	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	—	585,000	585,001	1 *	—	—	—	2,357 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	555,193	555,193	—	—	—	—	428 *	—
Total	$229,015	$4,724,269	$4,757,519	$64	$(1)	$195,828		$15,861	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	57

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
Mid Cap Equity Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$124,100	$1,360,228	$1,383,456	$(10)	$(3)	$100,859	100,839	$5,520	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	43,783	345,600	377,000	2 *	(1)	12,384	12,384	2,053 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	17,097	186,763	202,144	—	—	1,716	1,716	300 *	—
Total	$184,980	$1,892,591	$1,962,600	$(8)	$(4)	$114,959		$7,873	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Growth Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$128,783	$1,785,189	$1,738,212	$10	$(7)	$175,763	175,728	$7,434	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	137,903	1,224,499	1,254,000	(17)*	(5)	108,380	108,380	10,580 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	23,086	487,341	497,543	—	—	12,884	12,884	1,308 *	—
Total	$289,772	$3,497,029	$3,489,755	$(7)	$(12)	$297,027		$19,322	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$251,446	$2,176,388	$2,253,054	$9	$7	$174,796	174,761	$10,579	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	119,975	1,045,999	1,160,000	(1)*	4	5,977	5,977	5,410 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	18,205	432,706	449,616	—	—	1,295	1,295	736 *	—
Total	$389,626	$3,655,093	$3,862,670	$8	$11	$182,068		$16,725	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

58	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Value Advantage Fund
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$331,127	$2,267,386	$2,521,217	$27	$(6)	$77,317	77,301	$8,288	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	31,993	747,001	719,904	5 *	(3)	59,092	59,092	3,261 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	44,536	442,584	479,073	—	—	8,047	8,047	502 *	—
Total	$407,656	$3,456,971	$3,720,194	$32	$(9)	$144,456		$12,051	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Growth Advantage Fund
Transfer agency fees	$150	$52	$104	n/a	$3	$3	$1	$4	$135	$452

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	59

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Mid Cap Equity Fund
Transfer agency fees	$18	$2	$10	n/a	$3	n/a	n/a	$— (a)	$44	$77
Mid Cap Growth Fund
Transfer agency fees	262	8	50	n/a	27	$5	$1	10	154	517
Mid Cap Value Fund
Transfer agency fees	83	4	32	$68	14	2	1	1	96	301
Value Advantage Fund
Transfer agency fees	70	26	52	21	1	2	1	— (a)	52	225

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Growth Advantage Fund	$(34,201)	$34,329	$(128)
Mid Cap Equity Fund	—	(30)	30
Mid Cap Growth Fund	(32,291)	32,350	(59)
Mid Cap Value Fund	—	(409)	409
Value Advantage Fund	49,523	(358)	(49,165)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments, net operating losses and tax equalization.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

60	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2024, the effective rate for Growth Advantage Fund, Mid Cap Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund and Value Advantage Fund was 0.064%, 0.075%, 0.075%, 0.069% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Growth Advantage Fund	$537	$— (a)
Mid Cap Equity Fund	92	— (a)
Mid Cap Growth Fund	102	— (a)
Mid Cap Value Fund	32	— (a)
Value Advantage Fund	92	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.04%	1.54%	0.79%	n/a	1.30%	1.05%	0.80%	0.65%	0.55%
Mid Cap Equity Fund	1.14	1.64	0.89	n/a	1.39	n/a	n/a	0.74	0.64
Mid Cap Growth Fund	1.14	1.64	0.89	n/a	1.45	1.20	0.95	0.79	0.70
Mid Cap Value Fund	1.14	1.64	0.89	0.75%	1.40	1.15	0.90	0.75	0.65
Value Advantage Fund	1.04	1.54	0.79	0.75	1.30	1.05	0.80	0.65	0.55
The expense limitation agreements were in effect for the year ended June 30, 2024 and are in place until at least October 31, 2024.
For the year ended June 30, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$8,262	$5,504	$1,089	$14,855	$14
Mid Cap Equity Fund	2,652	1,767	21	4,440	28
Mid Cap Growth Fund	2,658	1,764	2,593	7,015	10
Mid Cap Value Fund	6,698	4,450	403	11,551	49
Value Advantage Fund	4,669	3,116	470	8,255	52
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2024 were as follows:

Growth Advantage Fund	$295
Mid Cap Equity Fund	119
Mid Cap Growth Fund	163
Mid Cap Value Fund	236
Value Advantage Fund	205
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended June 30, 2024, the amount of these reimbursements were as follows:

Growth Advantage Fund	$2
Mid Cap Equity Fund	1
Mid Cap Growth Fund	1

62	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

Mid Cap Value Fund	$2
Value Advantage Fund	1
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2024, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the year ended June 30, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Growth Advantage Fund	$47
Mid Cap Equity Fund	47
Mid Cap Growth Fund	2
Mid Cap Value Fund	8
Value Advantage Fund	— (a)

(a)	Amount rounds to less than one thousand.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$4,787,056	$5,538,454
Mid Cap Equity Fund	2,006,711	1,480,651
Mid Cap Growth Fund	5,490,600	5,649,984
Mid Cap Value Fund	1,692,226	3,334,689
Value Advantage Fund	1,429,943	2,654,574
During the year ended June 30, 2024, there were no purchases or sales of U.S. Government securities.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$9,225,626	$11,257,786	$85,869	$11,171,917
Mid Cap Equity Fund	3,458,685	1,136,553	76,689	1,059,864
Mid Cap Growth Fund	8,347,405	2,712,742	248,297	2,464,445
Mid Cap Value Fund	7,689,518	5,450,012	252,677	5,197,335
Value Advantage Fund	5,691,341	3,256,386	171,802	3,084,584
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$104,122	$104,122
Mid Cap Equity Fund	23,095	—	23,095
Mid Cap Value Fund	170,853	605,957	776,810
Value Advantage Fund	151,126	467,792	618,918

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2023 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$49,571	$49,571
Mid Cap Equity Fund	17,400	69,321	86,721
Mid Cap Growth Fund	—	60,515	60,515
Mid Cap Value Fund	247,668	1,263,212	1,510,880
Value Advantage Fund	164,388	749,627	914,015

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$—	$671,391	$11,171,917
Mid Cap Equity Fund	12,326	114,609	1,059,864
Mid Cap Growth Fund	—	724,979	2,464,445
Mid Cap Value Fund	58,575	487,652	5,197,335
Value Advantage Fund	98,421	362,952	3,084,584
The cumulative timing differences primarily consist of tax adjustments on certain investments, ordinary loss deferrals and wash sale loss deferrals.

64	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

As of June 30, 2024, the Funds did not have any net capital loss carryforwards.
Net capital losses (gains) incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the following Funds deferred to July 1, 2024 the following net capital losses (gains), and late year ordinary losses of:
	Net Capital Losses (Gains)	Late Year Ordinary Loss Deferral
	Short-Term
Growth Advantage Fund	$—	$12,426
Mid Cap Growth Fund	—	15,276
Mid Cap Value Fund	4,776	—
During the year ended June 30, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Growth Advantage Fund	$80,725	$—
Mid Cap Growth Fund	59,087	8,489
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2024.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
As of June 30, 2024, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	15.9%	1	24.4%
Mid Cap Equity Fund	1	10.5	2	65.1
Mid Cap Growth Fund	—	—	2	30.9
Mid Cap Value Fund	—	—	3	43.8
Value Advantage Fund	—	—	1	16.9
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of June 30, 2024, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
Value Advantage Fund	18.2%
Because Mid Cap Equity Fund, Mid Cap Value Fund and Value Advantage Fund invest in Real Estate Investment Trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

66	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Growth Advantage Fund, JPMorgan Mid Cap Equity Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Mid Cap Value Fund and JPMorgan Value Advantage Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Growth Advantage Fund (constituting J.P. Morgan Mutual Fund Investment Trust), JPMorgan Mid Cap Value Fund (constituting J.P. Morgan Fleming Mutual Fund Group, Inc.), JPMorgan Mid Cap Equity Fund and JPMorgan Value Advantage Fund (two of the funds constituting JPMorgan Trust I) and JPMorgan Mid Cap Growth Fund (one of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the "Funds") as of June 30, 2024, the related statements of operations for the year ended June 30, 2024, the statements of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2024 and each of the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2024	J.P. Morgan Mid Cap/Multi-Cap Funds	67

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2024:
Dividends Received Deduction
JPMorgan Mid Cap Equity Fund	100.00%
JPMorgan Mid Cap Value Fund	100.00
JPMorgan Value Advantage Fund	100.00
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2024:
Long-Term Capital Gain Distribution
JPMorgan Growth Advantage Fund	$104,122
JPMorgan Mid Cap Value Fund	605,957
JPMorgan Value Advantage Fund	514,216
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2024:
Qualified Dividend Income
JPMorgan Mid Cap Equity Fund	$23,095
JPMorgan Mid Cap Value Fund	170,853
JPMorgan Value Advantage Fund	151,126

68	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2024

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. June 2024.
AN-MC-624

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 6, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
September 6, 2024